UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: September 1, 2012 through February 28, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan Funds

February 28, 2013 (Unaudited)

JPMorgan Diversified Real Return Fund

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

MARCH 18, 2013

Dear Shareholder:

Equity markets in most parts of the world posted strong returns for the six months ended February 28, 2013. This positive momentum has carried into March and, according to recent industry net flows into equity strategies, many investors are beginning to allocate more assets to stocks. The U.S. Federal Reserve has maintained its commitment to accommodative policies, a stance that has been largely followed by central banks and policy makers around the world. Chinese policy-makers have recently reversed gears, adopting a more pro-growth stance, while the Bank of Japan embarked on a major asset purchase program as a new pro-growth government came into power late in 2012. The European Central Bank (“ECB”) remained committed to preserving the euro, as it cut rates and introduced new programs designed to aid struggling euro zone members.

“The U.S. Federal Reserve has maintained its commitment to accommodative policies, a stance that has been largely followed by central banks and policy makers around the world.”

Stock returns across market capitalizations, countries and investment styles varied during the reporting period. While the debt crisis in Europe impacted equities in all corners of the world, it had the most significant impact on international stocks, which rose and fell with investors’ changing perception about the viability of corrective actions taken by the ECB. Investors’ positive reaction to the ECB’s plan to purchase 1-3 year bonds issued by the governments of troubled European countries calmed markets and helped international stocks outperform U.S. stocks during the six months ended February 28, 2013.

U.S. Treasury yields remain low

Despite a recent uptick in the last few months, yields for U.S. Treasury securities remain near historically low levels. The yield for 10-year U.S. Treasury securities ended February 2013 at 1.9%, while the yields for 2- and 30-year U.S. Treasury securities finished the reporting period at 0.3% and 3.1%, respectively.

As the low interest rate environment persists, an increasing amount of fixed income investors are turning to asset classes like high yield bonds and emerging market debt in search of higher yielding securities. Higher demand for these securities as well as strong fundamentals led to positive returns for high yield bonds and emerging market debt during the six months ended February 28, 2013. Meanwhile, the reviving U.S. real estate market, along with the gradual cleansing of the excess of the mortgage bubble, has recently bolstered returns for mortgage-backed securities.

Maintain exposure to a variety of asset classes

Many signs are pointing to a steadily improving global economic backdrop. The U.S. economy has weathered the uncertainty of political gridlock and the February jobs report was unambiguously positive with 236,000 jobs added, a decline in the unemployment rate, and good gains in both wages and the length of the workweek. In addition, housing numbers, retail sales and industrial production all showed positive momentum in the first quarter. Meanwhile, China seems to be avoiding the economic “hard landing” that many investors feared, evidenced by its recently strong economic growth.

Of course, other parts of the world appear to be on less solid ground. Tension in the Middle East remains elevated. While aggressive actions taken by the ECB have quelled concerns surrounding Europe’s debt crisis, many countries are facing deteriorating economic conditions that in many cases are being exacerbated by austerity measures. The recent announcement of a plan to tax bank deposits in Cyprus serves as a reminder of the market volatility that can result from policy developments in the region.

As always, we encourage investors to maintain an appropriately balanced portfolio of stocks, bonds and alternative investments.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

FEBRUARY 28, 2013	J.P. MORGAN FUNDS	1

JPMorgan Diversified Real Return Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 28, 2013 (Unaudited)

Reporting Period Return:
Fund (Select Class Shares)*	0.06%
Barclays 1-10 Year U.S. TIPS Index	0.88%

Net Assets as of 2/28/2013	$88,128,019

INVESTMENT OBJECTIVE**

The JPMorgan Diversified Real Return Fund (the “Fund”) seeks to maximize long-term real return.

HOW DID THE MARKET PERFORM?

In most parts of the world, central banks continued their efforts to stimulate economic growth with accommodative policies. The U.S. Federal Reserve announced an additional round of open ended quantitative easing in September. In Europe, the European Central Bank committed to doing whatever it took to preserve the euro, as it cut rates and introduced new programs designed to aid struggling euro zone members. Political gridlock in Washington, D.C. weighed on investors’ sentiment but concerns abated as the U.S. Senate and House of Representatives approved a “fiscal cliff” package early in 2013.

Despite an uptick late in the reporting period, interest rates for U.S. Treasury securities remained near historically low levels on most parts of the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds). Inflation, as measured by the Consumer Price Index for All Urban Consumers, increased modestly during the six months ended February 28, 2013. Prices for most commodities decreased during the reporting period, while real estate securities gained amid continued improvement in the U.S. housing market.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund takes a conservative approach to managing inflation risk. The Fund seeks to have lower volatility than that of U.S. equities, as represented by the S&P 500 Index. The Fund sought to achieve this lower volatility by maintaining meaningful allocation to Treasury Inflation Protected Securities (“TIPS”) and inflation sensitive fixed income investment strategies, gaining exposure to these asset classes primarily through its investments in underlying J.P. Morgan funds. Meanwhile, allocations to more volatile asset classes, including real estate securities and commodities, were used with the goal of providing additional returns.

This broad exposure helped the Fund generate a positive absolute return for the reporting period. However, for the six months ended February 28, 2013, the Fund underperformed the Barclays 1-10 Year U.S. TIPS Index (the “Benchmark”). The Benchmark is comprised solely of TIPS, which benefited as investors sought inflation protection in TIPS, while the Fund invested in a broad range of asset classes. The Fund’s investments in commodities detracted from its absolute return, while the Fund’s investments in real estate and global infrastructure securities were among the largest contributors to its absolute return.

HOW WAS THE FUND POSITIONED?

The Fund targeted a long-term strategic asset allocation, consisting of the following weights: 20% in TIPS; 40% in other inflation protected fixed income securities; 10% in real estate securities; 10% in commodities; 10% in natural resources equities; 5% in infrastructure equities and 5% in cash and cash equivalents, such as money market funds. Towards the end of the period the Fund added an allocation to the JP Morgan Floating Rate Income Fund, as well as direct equity investments in securities of agriculture and agricultural-related companies. The Fund employed a momentum-based rebalancing strategy, making tactical investments based on the market conditions facing each asset class in the Fund’s targeted long-term strategic allocation. As of the end of the reporting period, the Fund had slightly more exposure to real estate securities and floating rate fixed income securities in relation to the weights of its long-term strategic asset allocation.

PORTFOLIO COMPOSITION BY ASSET CLASS***
Fixed Income	61.1%
Alternative Assets	21.5
International Equity	15.1
U.S. Equity	1.6
Short-Term Investment	0.7

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of February 28, 2013. The Fund’s portfolio composition is subject to change.

2	J.P. MORGAN FUNDS	FEBRUARY 28, 2013

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
CLASS A SHARES	3/31/11
Without Sales Charge		(0.07)%	(1.06)%	0.96%
With Sales Charge**		(4.56)	(5.51)	(1.44)
CLASS C SHARES	3/31/11
Without CDSC		(0.28)	(1.54)	0.49
With CDSC***		(1.28)	(2.54)	0.49
CLASS R2 SHARES	3/31/11	(0.15)	(1.26)	0.74
CLASS R5 SHARES	3/31/11	0.09	(0.74)	1.34
SELECT CLASS SHARES	3/31/11	0.06	(0.81)	1.24

*	Not annualized.
**	Sales Charge for Class A Shares is 4.50%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/31/2011 — 2/28/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 31, 2011.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Diversified Real Return Fund, the Barclays 1-10 Year U.S. TIPS Index, the Consumer Price Index (CPI) for All Urban Consumers-Seasonally Adjusted and the Lipper Flexible Portfolio Funds Index from March 31, 2011 to February 28, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1-10 Year U.S. TIPS Index and the Consumer Price Index (CPI) for All Urban Consumers-Seasonally Adjusted does not reflect the deduction of expenses or a sales charge associated with a mutual fund. The performance of the Barclays 1-10 year U.S. TIPS Index has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark. The performance of the Lipper Flexible Portfolio Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays 1-10 Year U.S. TIPS Index represents the performance of intermediate

(1-10 year) U.S. Treasury Inflation Protection Securities. The Consumer Price Index (CPI) for All Urban Consumers-Seasonally Adjusted of the Bureau of Labor Statistics (BLS) is a measure of the change in prices of goods and services purchased by urban consumers. Seasonal adjustment removes the effects of recurring seasonal influences from many economic series, including consumer prices. The adjustment process quantifies seasonal patterns and then factors them out of the series to permit analysis of non-seasonal price movements. Changing climactic conditions, production cycles, model changeovers, holidays, and sales can cause seasonal variation in prices. The Lipper Flexible Portfolio Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an Index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2013	J.P. MORGAN FUNDS	3

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 3.7%
	Consumer Staples — 1.3%
	Food Products — 1.1%
1,723	Archer-Daniels-Midland Co.	54,895
1,679	BRF - Brasil Foods S.A., (Brazil), ADR	36,250
919	Bunge Ltd.	68,107
2,448	Cermaq ASA, (Norway) (a)	41,924
932	Darling International, Inc. (a)	15,555
12,614	Devro plc, (United Kingdom)	67,440
16,000	First Resources Ltd., (Singapore)	25,089
10,900	Grieg Seafood ASA, (Norway) (a)	28,006
1,531	Ingredion, Inc.	101,352
137,073	Marine Harvest ASA, (Norway) (a)	143,885
2,007	Nutreco N.V., (Netherlands)	186,401
2,844	Smithfield Foods, Inc. (a)	63,251
2,818	Tyson Foods, Inc., Class A	63,884
1,601	Viscofan S.A., (Spain)	83,900

		979,939

	Household Products — 0.2%
4,507	Svenska Cellulosa AB, (Sweden), Class B	109,984

	Total Consumer Staples	1,089,923

	Financials — 0.0% (g)
	Real Estate Management & Development — 0.0% (g)
3,858	Cresud SACIF y A, (Argentina), ADR	32,330

	Health Care — 0.1%
	Pharmaceuticals — 0.1%
1,059	Bayer AG, (Germany)	104,587

	Industrials — 0.5%
	Machinery — 0.5%
1,795	AGCO Corp.	92,407
1,978	CNH Global N.V., (Netherlands)	87,625
3,003	Deere & Co.	263,754
28,000	First Tractor Co., Ltd., (China), Class H (a)	27,302

	Total Industrials	471,088

	Materials — 1.8%
	Chemicals — 1.8%
1,338	Agrium, Inc., (Canada)	138,555
580	CF Industries Holdings, Inc.	116,481
2,779	Monsanto Co.	280,762
4,039	Mosaic Co. (The)	236,443
3,350	Phosagro OAO, (Russia), GDR	45,560
6,301	Potash Corp. of Saskatchewan, Inc., (Canada)	252,834
704	Syngenta AG, (Switzerland)	298,768
3,984	Uralkali OJSC, (Russia), Reg. S, GDR	150,866

SHARES	SECURITY DESCRIPTION	VALUE($)

	Chemicals — Continued
326	Yara International ASA, (Norway)	15,544

	Total Materials	1,535,813

	Total Common Stocks (Cost $3,117,366)	3,233,741

Investment Companies — 95.3%
	Alternative Assets — 21.5%
523,135	JPMorgan Commodities Strategy Fund, Class R6 Shares (a) (b)	7,575,000
941,139	JPMorgan Realty Income Fund, Class R5 Shares (b)	11,340,721

	Total Alternative Assets	18,915,721

	Fixed Income — 60.9%
1,533,068	JPMorgan Floating Rate Income Fund, Select Class Shares (b)	15,422,661
2,396,914	JPMorgan Inflation Managed Bond Fund, Class R6 Shares (b)	25,934,611
1,143,480	JPMorgan Real Return Fund, Institutional Class Shares (b)	12,349,585

	Total Fixed Income	53,706,857

	International Equity — 12.9%
84,071	iShares MSCI Global Select Metals & Mining Producers Fund	1,791,889
71,128	iShares S&P Global Energy Sector Index Fund	2,803,155
162,425	iShares S&P Global Infrastructure Index Fund	5,904,149
24,381	Market Vectors Gold Miners ETF	911,849

	Total International Equity	11,411,042

	Total Investment Companies (Cost $81,935,218)	84,033,620

Short-Term Investment — 0.7%
	Investment Company — 0.7%
616,295	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $616,295)	616,295

	Total Investments — 99.7% (Cost $85,668,879)	87,883,656
	Other Assets in Excess of Liabilities — 0.3%	244,363

	NET ASSETS — 100.0%	$88,128,019

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. MORGAN FUNDS	FEBRUARY 28, 2013

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (Unaudited)

ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
GDR	— Global Depositary Receipt
MSCI	— Morgan Stanley Capital International
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	— Amount rounds to less than 0.1%.

(l)	— The rate shown is the current yield as of February 28, 2013.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments as described in Note 2.A. of the Notes to Financial Statements is $1,329,256 and 1.5% respectively.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as the Funds’ website.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	J.P. MORGAN FUNDS	5

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2013

Diversified Real Return Fund
ASSETS:
Investments in non-affiliates, at value	$14,644,783
Investments in affiliates, at value	73,238,873

Total investment securities, at value	87,883,656
Cash	90,329
Foreign currency, at value	913
Receivables:
Investment securities sold	8,372,062
Fund shares sold	423,991
Dividends from non-affiliates	980
Dividends from affiliates	53,190
Tax reclaims	32
Due from Advisor	957

Total Assets	96,826,110

LIABILITIES:
Payables:
Investment securities purchased	8,643,892
Fund shares redeemed	10,948
Accrued liabilities:
Shareholder servicing fees	1,671
Distribution fees	2,268
Custodian and accounting fees	5,199
Trustees’ and Chief Compliance Officer’s fees	90
Other	34,023

Total Liabilities	8,698,091

Net Assets	$88,128,019

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN FUNDS	FEBRUARY 28, 2013

Diversified Real Return Fund
NET ASSETS:
Paid-in-Capital	$87,925,605
Accumulated undistributed net investment income	45,821
Accumulated net realized gains (losses)	(2,058,157)
Net unrealized appreciation (depreciation)	2,214,750

Total Net Assets	$88,128,019

Net Assets:
Class A	$2,258,637
Class C	2,287,005
Class R2	1,359,982
Class R5	66,095,831
Select Class	16,126,564

Total	$88,128,019

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	151,138
Class C	153,604
Class R2	91,099
Class R5	4,407,944
Select Class	1,076,552

Net Asset Value (a):
Class A — Redemption price per share	$14.94
Class C — Offering price per share (b)	14.89
Class R2 — Offering and redemption price per share	14.93
Class R5 — Offering and redemption price per share	14.99
Select Class — Offering and redemption price per share	14.98
Class A maximum sales charge	4.50%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$15.64

Cost of investments in non-affiliates	$14,563,471
Cost of investments in affiliates	71,105,408
Cost of foreign currency	940

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	J.P. MORGAN FUNDS	7

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2013 (Unaudited)

Diversified Real Return Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$96,503
Dividend income from affiliates	417,539
Foreign taxes withheld	(172)

Total investment income	513,870

EXPENSES:
Investment advisory fees	35,140
Administration fees	35,140
Distribution fees:
Class A	2,634
Class C	8,074
Class R2	3,308
Shareholder servicing fees:
Class A	2,634
Class C	2,691
Class R2	1,654
Class R5	13,326
Select Class	14,242
Custodian and accounting fees	11,701
Interest expense to affiliates	19
Professional fees	35,364
Trustees’ and Chief Compliance Officer’s fees	361
Printing and mailing costs	4,763
Registration and filing fees	26,905
Transfer agent fees	10,621
Other	5,769

Total expenses	214,346

Less amounts waived	(96,338)
Less expense reimbursements	(4,619)

Net expenses	113,389

Net investment income (loss)	400,481

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(7,659)
Investment in affiliates	(1,863,284)
Foreign currency transactions	(1,113)

Net realized gains (losses)	(1,872,056)

Distributions of capital gains received from investment company affiliates	425,869

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	(6,015)
Investments in affiliates	1,006,188
Foreign currency translations	(27)

Change in net unrealized appreciation/depreciation	1,000,146

Net realized/unrealized gains (losses)	(446,041)

Change in net assets resulting from operations	$(45,560)

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN FUNDS	FEBRUARY 28, 2013

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	Diversified Real Return Fund
	Six Months Ended 2/28/2013 (Unaudited)	Year Ended 8/31/2012
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$400,481	$600,452
Net realized gain (loss)	(1,872,056)	(607,768)
Distributions of capital gains received from investment company affiliates	425,869	91,802
Change in net unrealized appreciation/depreciation	1,000,146	1,206,833

Change in net assets resulting from operations	(45,560)	1,291,319

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(16,974)	(18,325)
From net realized gains	(1,134)	(16)
Class C
From net investment income	(13,075)	(13,896)
From net realized gains	(1,080)	(18)
Class R2
From net investment income	(8,848)	(12,618)
From net realized gains	(657)	(14)
Class R5
From net investment income	(455,193)	(89,685)
From net realized gains	(26,784)	(14)
Select Class
From net investment income	(77,314)	(313,371)
From net realized gains	(4,754)	(227)

Total distributions to shareholders	(605,813)	(448,184)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	28,035,177	58,163,668

NET ASSETS:
Change in net assets	27,383,804	59,006,803
Beginning of period	60,744,215	1,737,412

End of period	$88,128,019	$60,744,215

Accumulated undistributed net investment income	$45,821	$216,744

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	J.P. MORGAN FUNDS	9

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	Diversified Real Return Fund
	Six Months Ended 2/28/2013 (Unaudited)	Year Ended 8/31/2012
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$556,775	$2,349,010
Distributions reinvested	17,937	18,278
Cost of shares redeemed	(199,400)	(717,072)

Change in net assets resulting from Class A capital transactions	$375,312	$1,650,216

Class C
Proceeds from shares issued	$278,299	$1,757,328
Distributions reinvested	13,925	13,914
Cost of shares redeemed	(75,192)	(83,838)

Change in net assets resulting from Class C capital transactions	$217,032	$1,687,404

Class R2
Proceeds from shares issued	$33,563	$1,199,575
Distributions reinvested	9,505	12,632

Change in net assets resulting from Class R2 capital transactions	$43,068	$1,212,207

Class R5
Proceeds from shares issued	$29,640,045	$43,206,062
Distributions reinvested	481,380	89,575
Cost of shares redeemed	(6,057,954)	(1,097,925)

Change in net assets resulting from Class R5 capital transactions	$24,063,471	$42,197,712

Select Class
Proceeds from shares issued	$8,632,614	$41,758,841
Distributions reinvested	81,747	313,531
Cost of shares redeemed	(5,378,067)	(30,656,243)

Change in net assets resulting from Select Class capital transactions	$3,336,294	$11,416,129

Total change in net assets resulting from capital transactions	$28,035,177	$58,163,668

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN FUNDS	FEBRUARY 28, 2013

	Diversified Real Return Fund
	Six Months Ended 2/28/2013 (Unaudited)	Year Ended 8/31/2012
SHARE TRANSACTIONS:
Class A
Issued	36,831	160,276
Reinvested	1,201	1,242
Redeemed	(13,242)	(47,711)

Change in Class A Shares	24,790	113,807

Class C
Issued	18,533	121,433
Reinvested	935	948
Redeemed	(4,981)	(5,662)

Change in Class C Shares	14,487	116,719

Class R2
Issued	2,230	84,034
Reinvested	637	859

Change in Class R2 Shares	2,867	84,893

Class R5
Issued	1,962,898	2,876,539
Reinvested	32,146	6,043
Redeemed	(400,987)	(72,676)

Change in Class R5 Shares	1,594,057	2,809,906

Select Class
Issued	572,552	2,825,036
Reinvested	5,466	21,253
Redeemed	(355,782)	(2,064,408)

Change in Select Class Shares	222,236	781,881

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	J.P. MORGAN FUNDS	11

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
Diversified Real Return Fund
Class A
Six Months Ended February 28, 2013 (Unaudited)	$15.07	$0.07	(h)	$(0.08)	$(0.01)	$(0.11)	$(0.01)		$(0.12)
Year Ended August 31, 2012	15.14	0.21	(h)	(0.11)	0.10	(0.17)	—	(i)	(0.17)
March 31, 2011 (j) through August 31, 2011	15.00	0.10	(h)	0.08	0.18	(0.04)	—		(0.04)

Class C
Six Months Ended February 28, 2013 (Unaudited)	15.03	0.03	(h)	(0.08)	(0.05)	(0.08)	(0.01)		(0.09)
Year Ended August 31, 2012	15.13	0.14	(h)	(0.12)	0.02	(0.12)	—	(i)	(0.12)
March 31, 2011 (j) through August 31, 2011	15.00	0.08	(h)	0.08	0.16	(0.03)	—		(0.03)

Class R2
Six Months Ended February 28, 2013 (Unaudited)	15.06	0.04	(h)	(0.07)	(0.03)	(0.09)	(0.01)		(0.10)
Year Ended August 31, 2012	15.14	0.18	(h)	(0.12)	0.06	(0.14)	—	(i)	(0.14)
March 31, 2011 (j) through August 31, 2011	15.00	0.09	(h)	0.08	0.17	(0.03)	—		(0.03)

Class R5
Six Months Ended February 28, 2013 (Unaudited)	15.11	0.09	(h)	(0.08)	0.01	(0.12)	(0.01)		(0.13)
Year Ended August 31, 2012	15.16	0.19	(h)	(0.03)	0.16	(0.21)	—	(i)	(0.21)
March 31, 2011 (j) through August 31, 2011	15.00	0.12	(h)	0.09	0.21	(0.05)	—		(0.05)

Select Class
Six Months Ended February 28, 2013 (Unaudited)	15.10	0.07	(h)	(0.06)	0.01	(0.12)	(0.01)		(0.13)
Year Ended August 31, 2012	15.16	0.28	(h)	(0.14)	0.14	(0.20)	—	(i)	(0.20)
March 31, 2011 (j) through August 31, 2011	15.00	0.12	(h)	0.08	0.20	(0.04)	—		(0.04)

(a)	Annualized for periods less than one year.
(b)	Net investment income (loss) is affected by timing of distributions from Underlying Funds
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(f)	Does not include expenses of Underlying Funds.
(g)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(h)	Calculated based upon average shares outstanding.
(i)	Amount rounds to less than $0.01.
(j)	Commencement of operations.
(k)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended August 31, 2011.
(l)	Due to the size of net assets and fixed expenses, ratios may appear to be disproportionate.

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN FUNDS	FEBRUARY 28, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period	Net expenses (e)(f)		Net investment income (loss) (b)		Expenses without waivers, reimbursements and earnings credits (f)		Portfolio turnover rate (c)(g)

$14.94	(0.07)%	$2,258,637	0.61%		0.92%		0.97%		38%
15.07	0.70	1,904,463	0.61		1.43		1.29		42
15.14	1.21	189,874	0.61	(k)	1.64	(k)	31.73	(k)(l)	13

14.89	(0.28)	2,287,005	1.11		0.37		1.47		38
15.03	0.16	2,091,357	1.11		0.96		1.88		42
15.13	1.06	338,775	1.11	(k)	1.28	(k)	30.38	(k)(l)	13

14.93	(0.15)	1,359,982	0.86		0.60		1.23		38
15.06	0.45	1,329,140	0.86		1.23		1.47		42
15.14	1.12	50,563	0.86	(k)	1.37	(k)	33.56	(k)(l)	13

14.99	0.09	66,095,831	0.26		1.22		0.52		38
15.11	1.08	42,521,881	0.26		1.26		0.64		42
15.16	1.39	60,354	0.26	(k)	1.93	(k)	32.71	(k)(l)	13

14.98	0.06	16,126,564	0.36		0.98		0.72		38
15.10	0.95	12,897,374	0.36		1.86		1.00		42
15.16	1.37	1,097,846	0.36	(k)	1.82	(k)	32.78	(k)(l)	13

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013	J.P. MORGAN FUNDS	13

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2013 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Diversified Real Return Fund	Class A, Class C, Class R2, Class R5 and Select Class	Diversified

The investment objective of the Fund is to seek to maximize long-term real return.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the Class R2, Class R5 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments — Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each investment company’s net asset value per share (“NAV”) as of the report date. Equity securities, including investments in Exchange Traded Funds (“ETFs”), listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Fund applies fair value pricing on equity securities on a daily basis, except for North American, Central American, South American and Caribbean equity securities held in

14	J.P. MORGAN FUNDS	FEBRUARY 28, 2013

their portfolios, by utilizing the quotations of an independent pricing service, unless the Fund’s Advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Fund calculates its net asset values.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Staples	$403,294	$686,629	$—	$1,089,923
Financials	32,330	—	—	32,330
Health Care	—	104,587	—	104,587
Industrials	443,786	27,302	—	471,088
Materials	1,025,075	510,738	—	1,535,813

Total Common Stocks	1,904,485	1,329,256	—	3,233,741

Investment Companies	84,033,620	—	—	84,033,620
Short-Term Investment
Investment Company	616,295	—	—	616,295

Total Investments in Securities	$86,554,400	$1,329,256	$—	$87,883,656

There were no transfers between Levels 1 and 2 during the six months ended February 28, 2013.

B. Investment Transactions with Affiliates — The Fund invests in certain Underlying Funds which are advised by JPMIM or its affiliates pursuant to Section 12(d)(1)(G) of the 1940 Act. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the following to be affiliated issuers. Included in the Realized Gain (Loss) amounts in the table below are distributions of realized gains, if any, by the affiliated Underlying Funds:

	For the six months ended February 28, 2013
Affiliate	Value at August 31, 2012	Purchase Cost	Sales Proceeds	Realized Gain/Loss	Dividend Income	Shares at February 28, 2013	Value at February 28, 2013
Highbridge Dynamic Commodities Strategy Fund, Class R5 Shares	$5,953,222	$1,570,000	$6,367,062	$(1,491,548)	$—	—	$—
JPMorgan Commodities Strategy Fund, Class R6 Shares	—	7,575,000	—	—	—	523,135	7,575,000
JPMorgan Floating Rate Income Fund, Select Class Shares	—	15,353,799	—	4,410	124,388	1,533,068	15,422,661
JPMorgan Global Natural Resources Fund, Class R6 Shares	4,833,639	795,765	5,728,376	(349,521)	95,766	—	—

FEBRUARY 28, 2013	J.P. MORGAN FUNDS	15

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2013 (Unaudited) (continued)

	For the six months ended February 28, 2013
Affiliate	Value at August 31, 2012	Purchase Cost	Sales Proceeds	Realized Gain/Loss	Dividend Income	Shares at February 28, 2013	Value at February 28, 2013
JPMorgan Inflation Managed Bond Fund, Class R6 Shares	$26,516,967	$8,237,064	$8,865,000	$133,656	$152,959	2,396,914	$25,934,611
JPMorgan Prime Money Market Fund, Institutional Class Shares	994,049	18,416,312	18,794,066	—	463	616,295	616,295
JPMorgan Real Return Fund, Institutional Class Shares	12,928,025	4,357,929	4,760,000	226,327	—	1,143,480	12,349,585
JPMorgan Realty Income Fund, Class R5 Shares	6,714,315	4,579,387	215,000	39,261	43,963	941,139	11,340,721

Total	$57,940,217			$(1,437,415)	$417,539		$73,238,873

C. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statement of Operations.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Dividend income net of foreign taxes withheld, if any, and distributions of net investment income and/or realized gains from the Underlying Funds, if any, are recorded on the ex-dividend date or when the Fund first learns of the dividend.

E. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day, except that each class separately bears expenses related specifically to that class.

The Fund invests in Underlying Funds and, as a result, bears a portion of the expenses incurred by these Underlying Funds. These expenses are not reflected in the expenses shown in the Statement of Operations and are not included in the ratio to average net assets shown in the Financial Highlights.

Certain expenses of affiliated Underlying Funds are waived as described in Note 3.F.

F. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of February 28, 2013, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, Management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

G. Foreign Taxes — The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invest.

H. Distributions to Shareholders — Distributions from net investment income are generally declared and paid quarterly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized

16	J.P. MORGAN FUNDS	FEBRUARY 28, 2013

capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Advisor supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.10% of the Fund’s average daily net assets.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.10% of the Fund’s average daily net assets on the first $500 million in Fund assets; 0.075% of the Fund’s average daily net assets between $500 million and $1 billion and 0.05% of the Fund’s average daily net assets in excess of $1 billion. For the six months ended February 28, 2013, the annualized effective rate was 0.10% of the Fund’s average daily net assets, notwithstanding any fee waivers and reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25%, 0.75% and 0.50% of the average daily net assets of Class A, Class C and Class R2 Shares, respectively.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended February 28, 2013, the Distributor retained the following amounts:

Front-End Sales Charge	CDSC
$1,487	$—

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Select Class
0.25%	0.25%	0.25%	0.05%	0.25%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statement of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Select Class
0.61%	1.11%	0.86%	0.26%	0.36%

The expense limitation agreement was in effect for the six months ended February 28, 2013. The contractual expense limitation percentages in the table above are in place until at least December 31, 2013.

FEBRUARY 28, 2013	J.P. MORGAN FUNDS	17

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2013 (Unaudited) (continued)

For the six months ended February 28, 2013, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
$35,140	$35,140	$26,058	$96,338	$4,619

Additionally, the Fund may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver and/or reimbursement is voluntary.

The amounts of waivers resulting from investments in these money market funds for the six months ended February 28, 2013 was zero.

The Underlying Funds may impose separate advisory and shareholder servicing fees. The Fund’s Distributor has agreed to waive the Fund’s fees in the weighted average pro-rata amount of the shareholder servicing fees charged by the affiliated Underlying Funds. These waivers will be in addition to any waivers required to meet the Fund’s contractual expense limitations, but will not exceed the Fund’s shareholder servicing fee up to 0.25% of Class A, Class C, Class R2 and Select Class Shares and up to 0.05% of Class R5 Shares.

G. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

The Fund may use related party broker-dealers. For the six months ended February 28, 2013, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

The SEC has granted an exemptive order permitting the Fund to invest in certain financial instruments in addition to Underlying Funds and securities.

4. Investment Transactions

During the six months ended February 28, 2013, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$54,448,150	$26,312,453

During the six months ended February 28, 2013, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2013 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$85,668,879	$2,537,936	$323,159	$2,214,777

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Fund after August 31, 2011 may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Fund were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At August 31, 2012, the Fund did not have any pre-enactment or post-enactment net capital loss carryforwards.

18	J.P. MORGAN FUNDS	FEBRUARY 28, 2013

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because it is an investment company in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 11, 2013.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2013, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statement of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Fund has a shareholder, which is an account maintained by a financial intermediary on behalf of its clients, that owns a significant portion of the Fund’s outstanding shares.

Because of the Fund’s investments in Underlying Funds, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As a result, the cost of investing in the Fund may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Fund is also subject to certain risks related to Underlying Funds’ investments in securities and financial instruments such as fixed income securities including high yield, asset-backed and mortgage-related securities; equity securities; foreign and emerging markets securities; commodities; and real estate securities. These securities are subject to risks specific to their structure, sector or market.

In addition, the Underlying Funds may use derivative instruments in connection with their individual investment strategies including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.

The Fund may also invest in unaffiliated ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below their net asset value (also known as a discount).

Specific risks and concentrations present in the affiliated Underlying Funds are disclosed within their individual financial statements and registration statements, as appropriate.

FEBRUARY 28, 2013	J.P. MORGAN FUNDS	19

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in each Class (not including expenses of the Underlying Funds) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2012 and continued to hold your shares at the end of the reporting period, February 28, 2013.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees and expenses of the Underlying Funds. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During the Period*	Annualized Expense Ratio
Diversified Real Return Fund
Class A
Actual	$1,000.00	$999.30	$3.02	0.61%
Hypothetical	1,000.00	1,021.77	3.06	0.61
Class C
Actual	1,000.00	997.20	5.50	1.11
Hypothetical	1,000.00	1,019.29	5.56	1.11
Class R2
Actual	1,000.00	998.50	4.26	0.86
Hypothetical	1,000.00	1,020.53	4.31	0.86
Class R5
Actual	1,000.00	1,000.90	1.29	0.26
Hypothetical	1,000.00	1,023.51	1.30	0.26
Select Class
Actual	1,000.00	1,000.60	1.79	0.36
Hypothetical	1,000.00	1,023.01	1.81	0.36

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

20	J.P. MORGAN FUNDS	FEBRUARY 28, 2013

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase &
Co., 2013. All rights reserved. February 2013.

SAN-DRR-213

Semi-Annual Report

J.P. Morgan Income Funds

February 28, 2013 (Unaudited)

JPMorgan Floating Rate Income Fund

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

MARCH 18, 2013 (Unaudited)

Dear Shareholder:

Equity markets in most parts of the world posted strong returns for the six months ended February 28, 2013. This positive momentum has carried into March and, according to recent industry net flows into equity strategies, many investors are beginning to allocate more assets to stocks. The U.S. Federal Reserve has maintained its commitment to accommodative policies, a stance that has been largely followed by central banks and policy makers around the world. Chinese policy-makers have recently reversed gears, adopting a more pro-growth stance, while the Bank of Japan embarked on a major asset purchase program as a new pro-growth government came into power late in 2012. The European Central
Bank (“ECB”) remained committed to preserving the euro, as it cut rates and introduced new programs designed to aid struggling euro zone members.

 “The U.S. Federal Reserve has maintained its commitment to accommodative policies, a stance that has been largely followed by central banks and policy makers around the world.”

Stock returns across market capitalizations, countries and investment styles varied during the reporting period. While the debt crisis in Europe impacted equities in all corners of the world, it had the most significant impact on international stocks, which rose and fell with investors’ changing perception about the viability of corrective actions taken by the ECB.
Investors’ positive reaction to the ECB’s plan to purchase 1-3 year bonds issued by the governments of troubled European countries calmed markets and helped international stocks outperform U.S. stocks during the six months ended
February 28, 2013.

U.S. Treasury yields remain low

Despite a recent uptick in the last few months, yields for U.S. Treasury securities remain near historically low levels. The yield for 10-year U.S. Treasury securities ended February 2013 at 1.9%, while the yields for 2- and 30-year U.S. Treasury securities finished the reporting period at 0.3% and 3.1%, respectively.

As the low interest rate
environment persists, an increasing amount of fixed income investors are turning to asset classes like high yield bonds and emerging market debt in search of higher yielding securities. Higher demand for these securities as well as strong fundamentals led to positive returns for high yield bonds and emerging market debt during the six months ended February 28, 2013. Meanwhile, the reviving U.S. real estate market, along with the gradual cleansing of the excess of the mortgage bubble, has recently bolstered returns for mortgage-backed securities.

Maintain exposure to a variety of asset classes

Many signs are pointing to a steadily improving global economic backdrop. The U.S. economy has weathered the uncertainty of political gridlock and the February jobs report was unambiguously positive with
236,000 jobs added, a decline in the unemployment rate, and good gains in both wages and the length of the workweek. In addition, housing numbers, retail sales and industrial production all showed positive momentum in the first quarter. Meanwhile,
China seems to be avoiding the economic “hard landing” that many investors feared, evidenced by its recently strong economic growth.

Of
course, other parts of the world appear to be on less solid ground. Tension in the Middle East remains elevated. While aggressive actions taken by the ECB have quelled concerns surrounding Europe’s debt crisis, many countries are facing deteriorating economic conditions that in many cases are being exacerbated by austerity measures. The recent announcement of a plan to tax bank deposits in Cyprus serves as a reminder of the market volatility that can result from policy developments in the region.

As always, we encourage investors to maintain an appropriately balanced portfolio of stocks, bonds and alternative investments.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset
Management

FEBRUARY 28, 2013

J.P. MORGAN INCOME FUNDS

1

JPMorgan Floating Rate Income Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 28, 2013 (Unaudited)

REPORTING PERIOD RETURN:

Fund (Select Class Shares)*

4.18%

Credit Suisse Leveraged Loan Index

4.16%

Barclays U.S. Aggregate Index

0.15%

Net Assets as of 2/28/2013 (In Thousands)

$2,013,678

INVESTMENT OBJECTIVE**

The JPMorgan Floating Rate Income Fund (the “Fund”) seeks to provide current income with a secondary objective of capital appreciation.

HOW DID THE MARKET PERFORM?

Accommodative policies from the U.S. Federal Reserve and improving economic data helped support investors’ appetite for risk during the reporting period. In September, the U.S. Federal Reserve announced another asset purchase plan, indicating that it would buy $40 billion of agency mortgage-backed securities per month on an open-ended basis. Meanwhile, the U.S. housing and labor markets showed signs of recovery, as housing starts and nonfarm payrolls were better than investors had expected. Political gridlock in Washington, D.C. weighed on investors’ sentiment but these concerns abated as the U.S. Senate and House of Representatives approved a “fiscal cliff” package early in 2013. The Credit Suisse Leveraged Loan Index (the “Benchmark”) finished the six months ended February 28, 2013 with a 4.16% gain.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund mainly invested its assets in floating rate debt instruments issued by corporations, which included loan assignments. These securities possess floating rate coupons that adjust in accordance with movements in short-term interest rates such as LIBOR and are generally rated below investment grade. Demand for these fixed income securities was supported by investors’ search for yield during the reporting period, which created a positive technical environment for the asset class. Meanwhile, accommodative policies from central banks bolstered investors’ appetite for risk, while corporate earnings and balance sheets remained strong. These factors provided additional support for floating rate debt instruments.

The Fund’s (Select Class Shares) outperformance versus the Benchmark for the six months ended
February 28, 2013 was driven by positive security selection in the financial and gaming/leisure sectors. The Fund’s security selection in the media/telecommunications sector detracted from relative performance.

HOW WAS THE FUND POSITIONED?

As of the end of
the reporting period, the Fund was underweight the Baa, Ba, Caa and lower, and not rated sectors. The Fund was overweight the B rated sector. The Fund’s portfolio managers generally upgraded the credit quality of the portfolio during the reporting period and gained exposure to these sectors mainly by investing in floating rate debt instruments issued by corporations and, to a lesser extent, fixed rate corporate debt securities. The Fund’s portfolio managers believed that floating rate debt instruments were attractive due to their senior position in the capital structure and coupons that tend to adjust upward in the event of rising interest rates (although they may not adjust at the same rate or as much as general interest rates).

PORTFOLIO COMPOSITION***

Loan Assignments

68.7
%

Corporate Bonds

17.1

Others (each less than 1.0%)

0.2

Short-Term Investment

14.0

*

The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

**

The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***

Percentages indicated are based upon total investments as of February 28, 2013. The Fund’s composition is subject to change.

2

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2013

  AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28,
2013

INCEPTION DATE OF CLASS

6 MONTH*

1 YEAR

SINCE INCEPTION

CLASS A SHARES

6/1/11

Without Sales Charge

4.06
%

7.51
%

4.55
%

With Sales Charge**

0.11

3.49

2.28

CLASS C SHARES

6/1/11

Without CDSC

3.85

6.86

4.04

With CDSC***

2.85

5.86

4.04

SELECT CLASS SHARES

6/1/11

4.18

7.76

4.84

*

Not annualized.

**

Sales Charge for Class A Shares is 3.75%.

***

Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (6/1/2011 TO 2/28/2013)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced
operations on June 1, 2011.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Floating
Rate Income Fund, the Credit Suisse Leveraged Loan Index, the Barclays U.S. Aggregate Index and the Lipper Loan Participation Funds Index from June 1, 2011 to February 28, 2013. The performance of the Lipper Loan Participation Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Credit Suisse Leveraged Loan Index and the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark. The performance of the Lipper Loan Participation Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Credit
Suisse Leveraged

Loan Index is an unmanaged market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market. The index reflects reinvestment of all distributions and changes in market prices. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Loan Participation Funds Index is an index based on total returns of certain mutual funds within the
Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an Index.

Select Class Shares have a $1,000,000
minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2013

J.P. MORGAN INCOME FUNDS

3

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF
FEBRUARY 28, 2013 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Commercial Mortgage-Backed Security — 0.0% (g)

29

Banc of America Large Loan Trust, Series 2010-HLTN, Class HLTN, VAR, 2.501%, 11/15/15 (e) (Cost $27)

29

Corporate Bonds — 19.0%

Consumer Discretionary — 4.9%

Distributors — 0.1%

2,000

Ferrellgas LP/Ferrellgas Finance Corp., 9.125%, 10/01/17

2,150

Hotels, Restaurants & Leisure — 1.4%

6,676

American Casino & Entertainment Properties LLC/ACEP Finance Corp., 11.000%, 06/15/14

6,793

500

Mandalay Resort Group, 7.625%, 07/15/13

510

MGM Resorts International,

2,000

7.625%, 01/15/17

2,205

11,300

10.000%, 11/01/16

13,447

2,700

11.375%, 03/01/18

3,395

2,000

Seminole Hard Rock Entertainment, Inc., VAR, 2.808%, 03/15/14 (e) (m)

1,998

28,348

Household Durables — 0.5%

4,000

KB Home, 9.100%, 09/15/17

4,675

1,500

Lennar Corp., 12.250%, 06/01/17

1,997

2,680

Standard Pacific Corp., 10.750%, 09/15/16 (m)

3,337

10,009

Media — 2.7%

3,565

Allbritton Communications Co., 8.000%, 05/15/18

3,872

8,717

Cablevision Systems Corp., 8.625%, 09/15/17

10,112

8,855

Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.625%, 11/15/17 (e)

9,475

5,400

Clear Channel Communications, Inc., 9.000%, 03/01/21

4,887

DISH DBS Corp.,

2,000

4.625%, 07/15/17

2,070

3,750

7.125%, 02/01/16

4,172

1,000

Intelsat Jackson Holdings S.A., (Luxembourg), 7.250%, 04/01/19

1,072

Intelsat Luxembourg S.A., (Luxembourg),

275

11.250%, 02/04/17

292

11,700

11.500%, 02/04/17 (m)

12,446

2,500

Local TV Finance LLC, 9.250%, 06/15/15 (e)

2,519

2,285

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17

2,513

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Media — Continued

900

Sinclair Television Group, Inc., 9.250%, 11/01/17 (e) (m)

977

54,407

Specialty Retail — 0.1%

1,074

Michael’s Stores, Inc., 11.375%, 11/01/16

1,122

Textiles, Apparel & Luxury Goods — 0.1%

3,000

Quiksilver, Inc., 6.875%, 04/15/15

3,000

Total Consumer Discretionary

99,036

Consumer Staples — 0.7%

Food & Staples Retailing — 0.4%

7,850

Rite Aid Corp., 7.500%, 03/01/17

8,086

Food Products — 0.3%

4,000

Smithfield Foods, Inc., 7.750%, 07/01/17

4,600

Total Consumer Staples

12,686

Energy — 2.1%

Energy Equipment & Services — 0.2%

900

Bluewater Holding B.V., (Netherlands), VAR, 3.303%, 07/17/14 (e)

853

1,725

Cie Generale de Geophysique - Veritas, (France), 9.500%, 05/15/16

1,824

1,369

Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)

1,506

4,183

Oil, Gas & Consumable Fuels — 1.9%

2,000

Bill Barrett Corp., 9.875%, 07/15/16

2,150

4,425

Citgo Petroleum Corp., 11.500%, 07/01/17 (e)

5,045

2,000

Comstock Resources, Inc., 8.375%, 10/15/17

2,115

Energy XXI Gulf Coast, Inc.,

2,000

7.750%, 06/15/19

2,145

2,000

9.250%, 12/15/17

2,260

4,500

EP Energy LLC/Everest Acquisition Finance, Inc., 6.875%, 05/01/19

4,905

6,400

EPE Holdings LLC/EP Energy Bond Co., Inc., PIK, 8.875%, 12/15/17 (e)

6,512

1,700

Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21 (e)

1,874

4,000

Plains Exploration & Production Co., 8.625%, 10/15/19

4,570

4,310

Stone Energy Corp., 8.625%, 02/01/17

4,644

2,007

Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)

1,997

38,217

Total Energy

42,400

SEE NOTES TO
FINANCIAL STATEMENTS.

4

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2013

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — Continued

Financials — 2.1%

Capital Markets — 0.1%

1,310

E*TRADE Financial Corp., 6.000%, 11/15/17

1,359

Commercial Banks — 1.1%

5,000

Barclays Bank plc, (United Kingdom), 6.050%, 12/04/17 (e)

5,594

9,000

Royal Bank of Scotland N.V., (Netherlands), VAR, 1.010%, 03/09/15

8,710

8,115

Wachovia Capital Trust III, VAR, 5.570%, 04/01/13 (m) (x)

8,125

22,429

Consumer Finance — 0.7%

16,410

ILFC E-Capital Trust I, VAR, 4.540%, 12/21/65 (e)

14,113

Diversified Financial Services — 0.1%

1,315

Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.750%, 02/15/18 (e)

1,321

Insurance — 0.1%

3,000

Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (m) (x)

3,045

Total Financials

42,267

Health Care — 0.6%

Health Care Providers & Services — 0.2%

2,520

inVentiv Health, Inc., 9.000%, 01/15/18 (e)

2,627

559

Omnicare, Inc., 7.750%, 06/01/20

621

3,248

Pharmaceuticals — 0.4%

4,500

Endo Health Solutions, Inc., 7.000%, 07/15/19

4,882

4,000

Valeant Pharmaceuticals International, 7.000%, 10/01/20 (e)

4,365

9,247

Total Health Care

12,495

Industrials — 1.4%

Aerospace & Defense — 0.4%

6,564

Bombardier, Inc., (Canada), 4.250%, 01/15/16 (e)

6,810

Airlines — 0.5%

2,324

Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18

2,428

6,180

Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19

6,551

1,640

Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)

1,763

10,742

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Commercial Services & Supplies — 0.1%

1,420

R.R. Donnelley & Sons Co., 8.600%, 08/15/16

1,598

Machinery — 0.0% (g)

590

OSX 3 Leasing B.V., (Netherlands), 9.250%, 03/20/15 (e)

596

Marine — 0.4%

4,943

Commercial Barge Line Co., 12.500%, 07/15/17

5,412

637

Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17

648

NOK 10,320

Teekay Offshore Partners LP, VAR, 5.870%, 01/25/16

1,798

7,858

Total Industrials

27,604

Information Technology — 0.6%

Communications Equipment — 0.4%

9,600

Avaya, Inc., 7.000%, 04/01/19 (e)

9,168

IT Services — 0.2%

2,000

Audatex North America, Inc., 6.750%, 06/15/18 (e)

2,135

1,200

First Data Corp., 6.750%, 11/01/20 (e)

1,232

3,367

Total Information Technology

12,535

Materials — 4.6%

Chemicals — 0.8%

9,625

Ashland, Inc., 3.000%, 03/15/16 (e)

9,745

6,000

PolyOne Corp., 7.375%, 09/15/20

6,645

16,390

Construction Materials — 1.2%

23,350

Cemex S.A.B. de C.V., (Mexico), VAR, 5.311%, 09/30/15 (e) (m)

23,932

Containers & Packaging — 0.2%

Berry Plastics Corp.,

3,182

VAR, 4.183%, 09/15/14

3,182

500

VAR, 5.054%, 02/15/15

500

3,682

Metals & Mining — 1.8%

ArcelorMittal, (Luxembourg),

10,200

5.000%, 02/25/17

10,613

10,400

6.750%, 02/25/22

11,451

10,000

9.850%, 06/01/19

12,626

2,200

Noranda Aluminum Acquisition Corp., PIK, 4.524%, 05/15/15

2,101

36,791

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 28, 2013

J.P. MORGAN INCOME FUNDS

5

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — Continued

Paper & Forest Products — 0.6%

4,275

Appleton Papers, Inc., 10.500%, 06/15/15 (e)

4,499

395

Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.000%, 04/01/20

436

6,228

Resolute Forest Products, 10.250%, 10/15/18

7,209

12,144

Total Materials

92,939

Telecommunication Services — 0.9%

Diversified Telecommunication Services — 0.6%

1,050

Level 3 Financing, Inc., VAR, 4.215%, 02/15/15

1,050

2,073

Qwest Communications International, Inc., 7.125%, 04/01/18

2,154

7,000

Sprint Capital Corp., 6.900%, 05/01/19

7,613

450

Zayo Group LLC/Zayo Capital, Inc., 8.125%, 01/01/20

503

11,320

Wireless Telecommunication Services — 0.3%

4,830

Sprint Nextel Corp., 7.000%, 08/15/20

5,252

1,000

VimpelCom Holdings B.V., (Netherlands), VAR, 4.310%, 06/29/14 (e) (m)

1,019

6,271

Total Telecommunication Services

17,591

Utilities — 1.1%

Electric Utilities — 0.7%

13,000

Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20

14,755

Independent Power Producers & Energy Traders — 0.4%

7,000

GenOn Energy, Inc., 7.875%, 06/15/17

7,770

Total Utilities

22,525

Total Corporate Bonds (Cost $372,794)

382,078

SHARES

Preferred Stocks — 0.2%

Consumer Discretionary — 0.0% (g)

Automobiles — 0.0% (g)

25

General Motors Co., 4.750%, 12/01/13

1,044

Financials — 0.2%

Insurance — 0.2%

5

XLIT Ltd., (Cayman Islands), Series D, VAR, 3.424%, 10/29/49

4,217

Total Preferred Stocks (Cost $5,174)

5,261

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Assignments — 76.2%

Consumer Discretionary — 21.3%

Auto Components — 0.1%

Autoparts Holdings Ltd., Term Loan,

1,255

VAR, 6.500%, 07/29/17

1,262

640

VAR, 6.500%, 07/29/17

644

1,906

Automobiles — 0.2%

4,247

Chrysler Group LLC, Term Loan B, VAR, 6.000%, 05/24/17

4,335

Diversified Consumer Services — 0.3%

6,100

St. George’s University, Term Loan, VAR, 8.500%, 12/20/17

6,054

Hotels, Restaurants & Leisure — 10.1%

28,591

Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.452%, 01/28/18 ^

26,248

9,982

CCM Merger, Inc., Term Loan, VAR, 6.000%, 03/01/17

10,057

35,068

Centaur Acquisition LLC, Term Loan, VAR, 02/28/16 ^

35,090

780

Dine Equity, Inc., Term B-2 Loan, VAR, 3.750%, 10/19/17

788

FOCUS Brands, Inc., 1st Lien Term Loan,

4,651

VAR, 6.250%, 02/21/18

4,696

1,647

VAR, 6.250%, 02/21/18

1,663

90

VAR, 6.250%, 02/21/18

91

36

VAR, 6.250%, 02/21/18

36

47

VAR, 7.250%, 02/21/18

47

4,000

Graton Economic Development Authority, Closing Date Term Loan B, VAR, 9.000%, 08/22/18

4,143

9,000

Greektown Superholdings, Inc., Term Loan, VAR, 12/11/18 ^

9,041

24,995

Hilton, Mezzanine B Loan, VAR, 3.574%, 11/12/15

24,589

Intrawest ULC, 1st Lien Term Loan,

2,166

VAR, 7.000%, 12/04/17

2,185

1,134

VAR, 7.000%, 12/04/17

1,144

6,833

Jacobs Entertainment, Inc., Tranche B Loans, VAR, 6.250%, 10/29/18

6,841

5,283

Landry’s, Inc., Term Loan, VAR, 4.750%, 04/24/18

5,304

15,957

Mohegan Tribal Gaming Authority, Term A Loan, VAR, 5.500%, 03/31/15

15,908

2,750

Mohegan Tribal Gaming Authority, Term Loan, VAR, 9.000%, 03/31/16

2,837

SEE NOTES TO
FINANCIAL STATEMENTS.

6

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2013

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Assignments — Continued

Hotels, Restaurants & Leisure — Continued

8,500

Northfield Park Associate (Hard Rock), Closing Date Term Loan, VAR, 9.000%, 12/19/18

8,798

NPC International, Inc., Term Loan,

4,440

VAR, 4.500%, 12/28/18

4,479

3,200

VAR, 4.500%, 12/28/18

3,228

213

VAR, 4.500%, 12/28/18

215

PF Chang’s China Bistro, Inc., Term Borrowing,

3,541

VAR, 5.250%, 06/22/19

3,585

50

VAR, 5.250%, 06/22/19

51

9,433

Station Casinos LLC, Term Loan, VAR, 03/01/20 ^

9,509

18,000

Station Casinos LLC, Term Loan B2, VAR, 4.202%, 06/17/16

17,850

4,988

Wendy’s International, Inc., Term Loan, VAR, 4.750%, 05/15/19

5,029

203,452

Household Durables — 0.4%

7,252

Tempur-Pedic, Inc. Term Loan B, VAR, 0.000%, 08/07/14 ^

7,343

Internet & Catalog Retail — 0.8%

3,975

Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 7.055%, 01/30/17 (i) ^

3,945

Visant Corp., Tranche B Term Loans,

13,312

VAR, 5.250%, 12/22/16

12,618

604

VAR, 5.250%, 12/22/16

572

17,135

Media — 5.8%

Barrington Broadcasting LLC, Tranche 2 Term Loan,

1,469

VAR, 7.500%, 06/14/17

1,479

195

VAR, 7.500%, 06/14/17

196

Cequel Communications LLC, Term Loan,

20

VAR, 4.000%, 02/14/19

20

7,960

VAR, 4.000%, 02/14/19

8,000

17,500

Clear Channel Communications, Inc., Term Loan B, VAR, 3.854%, 01/29/16 ^

14,967

Entercom Radio LLC, Term Loan,

1,400

VAR, 5.000%, 11/23/18

1,415

143

VAR, 5.000%, 11/23/18

145

33

VAR, 6.000%, 11/23/18

33

8,803

Foxco Acquisition LLC, Initial Term Loans, VAR, 5.500%, 07/14/17

8,904

Gray Television, Inc., 1st Lien Term Loan,

9,663

VAR, 4.750%, 10/12/19

9,755

184

VAR, 4.750%, 10/12/19

186

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Media — Continued

1,008

Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 4.500%, 04/28/17

1,016

4,375

Kabel Deutschland, Facility F1 Loan, VAR, 3.500%, 02/01/19

4,382

1,634

Mission Broadcasting, Inc., Term Loan B, VAR, 4.500%, 12/03/19

1,655

MTL Publishing LLC, Term B Loan,

5,895

VAR, 5.500%, 06/29/18

5,958

1,568

VAR, 5.500%, 06/29/18

1,585

5,629

NEP Broadcasting LLC, 1st Lien Term Loan, VAR, 4.750%, 01/03/20

5,643

3,866

Nexstar Broadcasting, Inc., 1st Lien Term Loan, VAR, 4.500%, 12/03/19

3,914

3,676

Radio One, Inc., Term Loan, VAR, 7.500%, 03/31/16

3,758

2,000

Tribune Co., 1st Lien Term Loan, VAR, 4.000%, 12/31/19

2,008

21,878

Univision Communications, Inc., 1st Lien Term Loan, VAR, 4.750, 03/01/20

21,899

1,968

Vertis, Inc., 1st Lien Term Loan, VAR, 12/21/15 (i)

600

WMG Acquisition Corp., 1st Lien Term Loan,

3,260

VAR, 5.250%, 11/01/18

3,297

7,606

VAR, 5.250%, 11/01/18

7,692

3,781

Wideopen West Finance, Term Loan, VAR, 6.250%, 07/17/18

3,825

3,652

Yankee Cable (RCN Telecom), Term Loan B, VAR, 6.250%, 08/26/16

3,659

115,991

Multiline Retail — 0.1%

99 Cents Only Stores, Tranche B-1 Loan,

1,105

VAR, 5.250%, 01/13/19

1,113

1,122

VAR, 5.250%, 01/13/19

1,130

2,243

Specialty Retail — 3.2%

Collective Brands, Inc., Term Loan,

7,898

VAR, 7.250%, 10/09/19 ^

7,968

10,680

VAR, 7.250%, 10/09/19 ^

10,773

Evergreen Acquisition Corp., 2012 New Term Loan,

24

VAR, 5.000%, 07/09/19

24

9,434

VAR, 4.000%, 03/07/18

9,513

2,839

The Gymboree Corporation, Initial Term Loan (A & R), VAR, 5.000%, 02/23/18

2,726

J. Crew Group, Inc., Term Loan B, (Germany),

3,902

VAR, 4.000%, 03/07/18

3,903

1,946

VAR, 4.000%, 03/07/18

1,947

1,819

VAR, 4.000%, 03/07/18

1,820

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 28, 2013

J.P. MORGAN INCOME FUNDS

7

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Assignments — Continued

Specialty Retail — Continued

Leslie’s Poolmart, Inc., Tranche B Term Loan,

5,286

VAR, 5.250%, 10/16/19

5,344

369

VAR, 5.250%, 10/16/19

373

Party City Corp., Term Loan,

5,191

VAR, 4.250%, 07/27/19

5,187

627

VAR, 4.250%, 07/27/19

626

4,716

VAR, 4.250%, 07/27/19

4,713

4,066

VAR, 4.250%, 07/27/19

4,063

4,950

Pep Boys-Manny Moe & Jack (The), Term Loan, VAR, 5.000%, 10/11/18

4,993

63,973

Textiles, Apparel & Luxury Goods — 0.3%

6,563

PVH Corp., Term Loan B, VAR, 3.250%, 02/13/20

6,615

Total Consumer Discretionary

429,047

Consumer Staples — 4.9%

Food & Staples Retailing — 4.0%

2,723

High Liner Foods, Inc., Term Loan, VAR, 3.750%, 12/19/17

2,726

1,430

Rite Aid Corp., 2nd Lien Term Loan, VAR, 0.000%, 08/21/20 ^

1,463

13,685

Rite Aid Corp., Term Loan Tranche 6, VAR, 0.000%, 02/21/20 ^

13,711

29,315

SUPERVALU, Inc., Term Loan, VAR, 8.000%, 08/30/18

29,700

32,156

SUPERVALU, Inc., Term Loan B, VAR, 03/18/19 ^

32,517

80,117

Food Products — 0.6%

9,150

Advancepierre Foods, Inc., 1st Lien Term Loan B, VAR, 5.750%, 07/10/17

9,261

2,619

GFA Brands, Inc. (Smart Balance), Term Loan, VAR, 7.000%, 07/02/18

2,639

11,900

Household Products — 0.3%

1,832

Armored Autogroup, Inc., New Term Loan, VAR, 6.000%, 11/05/16

1,822

Spectrum Brands Inc., Term Loan,

13

VAR, 4.500%, 12/17/19

12

4,988

VAR, 4.500%, 12/17/19

5,048

6,882

Total Consumer Staples

98,899

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Energy — 2.9%

Oil, Gas & Consumable Fuels — 2.9%

1,333

Alon USA Partners, LP, MLP Term Loans, VAR, 9.250%, 11/13/18

1,373

14,019

Arch Coal, Inc., Term Loan, VAR, 5.750%, 05/16/18

14,260

6,451

MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20

6,467

Patriot Coal Corp., DIP Term Loan,

1,617

VAR, 9.250%, 10/02/13

1,624

3,233

VAR, 9.250%, 10/02/13

3,247

Sabine Oil & Gas (NFR Energy), Term Loan,

2,308

VAR, 8.750%, 12/31/18

2,340

7,692

VAR, 8.750%, 12/31/18

7,798

20,000

Tallgrass Energy Corp., Term Loan, VAR, 5.250%, 11/13/18

20,250

Total Energy

57,359

Financials — 3.4%

Capital Markets — 1.2%

7,000

USI, Inc. (Compass Investors, Inc.), Term Loan, VAR, 5.250%, 12/27/19

7,044

Nuveen Investments, Inc., Term Loan,

995

VAR, 5.204%, 05/13/17

1,000

3,471

VAR, 5.703%, 05/13/17

3,512

4,454

VAR, 5.810%, 05/13/17

4,506

8,366

Walter Investment Management Corp., Tranche B Term Loans, VAR, 5.750%, 11/28/17

8,481

24,543

Diversified Financial Services — 1.7%

Aot Holdings Ltd, 1st Lien Senior Secured Term Loan,

4,743

VAR, 5.000%, 10/01/19

4,795

3,435

VAR, 5.000%, 10/01/19

3,472

2,448

VAR, 5.000%, 10/01/19

2,474

458

VAR, 5.000%, 10/01/19

463

458

VAR, 5.000%, 10/01/19

463

428

VAR, 5.000%, 10/01/19

433

30

VAR, 5.000%, 10/01/19

30

5,000

Flying Fortress, Inc., Term Loan, VAR, 5.000%, 06/30/17

5,033

10,826

Interactive Data Corp., Term Loan, VAR, 3.750%, 02/11/18

10,841

5,424

ROC Finance LLC, Funded Term B Loan, VAR, 8.500%, 08/19/17

5,613

33,617

SEE NOTES TO
FINANCIAL STATEMENTS.

8

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2013

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Assignments — Continued

Real Estate Management & Development — 0.5%

681

Realogy Corp., Extended Synthetic Commitments, VAR, 4.400%, 10/10/16

680

10,414

Realogy Corp., Extended Term Loan, VAR, 4.423%, 10/10/16

10,411

11,091

Total Financials

69,251

Health Care — 7.8%

Biotechnology — 0.1%

987

Grifols, Inc., U.S. Tranche B Term Loan, VAR, 4.250%, 06/01/17

992

Health Care Equipment & Supplies — 1.2%

8,379

Kinetic Concepts, Inc., Tranche C-1 Term Loan, VAR, 5.500%, 05/04/18

8,482

16,100

Sage Products, Inc., Term Loan, VAR, 4.250%, 12/13/19

16,100

24,582

Health Care Providers & Services — 4.7%

14,024

Ceridian Corp., Extended U.S. Term Loan, VAR, 5.952%, 05/09/17

14,177

CHG Healthcare Services, Inc., Term Loan,

284

VAR, 5.000%, 11/19/19

288

8,599

VAR, 5.000%, 11/19/19

8,698

Community Health Systems, Inc., Extended Term Loan,

4,486

VAR, 3.787%, 01/25/17

4,516

120

VAR, 3.811%, 01/25/17

120

4,000

HCA, Inc., Term B-3 Loan, VAR, 3.454%, 05/01/18

4,018

1,000

HCA, Inc., Tranche B-2 Term Loan, VAR, 3.561%, 03/31/17

1,004

2,000

Healogics, Inc., Term Loan, VAR, 5.250%, 02/05/19

2,020

4,950

HMA, Term Loan B, VAR, 4.500%, 11/16/18

5,002

7,807

IASIS Healthcare LLC, Term Loan B, VAR, 4.500%, 05/03/18

7,839

7,028

inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16

6,914

1,379

Kindred Healthcare, Inc., Term Loan, VAR, 5.250%, 06/01/18

1,376

6,075

Multiplan, Inc., Term Loan B, VAR, 4.000%, 08/26/17 ^

6,094

13,159

National Mentor Holdings, Inc., Tranche B-1 Term Loan, VAR, 6.500%, 02/09/17 ^

13,275

3,557

U.S. Renal Care, Inc., 1st Lien Term Loan, VAR, 6.250%, 07/03/19

3,606

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Health Care Providers & Services — Continued

9,878

Vanguard Health Systems Inc., Term Loan B, VAR, 5.000%, 01/29/16

9,915

4,970

VWR International Ltd., Term Loan, VAR, 4.204%, 04/03/17

4,992

93,854

Pharmaceuticals — 1.8%

943

Aptalis Pharma, Inc., Term B-2 Loan, VAR, 5.500%, 02/10/17

945

Aptalis Pharma, Inc., Term Loan,

13,659

VAR, 5.500%, 02/10/17

13,686

1,473

VAR, 5.500%, 02/10/17

1,476

Capsugel Holdings, Inc., Term Loan,

4,124

VAR, 4.750%, 08/01/18

4,166

991

VAR, 4.750%, 08/01/18

1,001

5,945

Catalent Pharma Solutions, Inc., Dollar Term-2 Loan, VAR, 5.250%, 09/15/17

5,978

1,383

Catalent Pharma Solutions, Inc., Extended Dollar Term-1 Loan, VAR, 4.204%, 09/15/16

1,389

8,307

Par Pharmaceutical, Inc., Term Loan B, VAR, 4.250%, 09/28/19

8,296

36,937

Total Health Care

156,365

Industrials — 15.8%

Aerospace & Defense — 1.6%

14,290

Consolidated Precision Products, Inc., Term Loan, VAR, 5.750%, 12/28/19

14,362

250

DigitalGlobe, Inc., 1st Lien Term Loan, VAR, 0.000%, 01/31/20 ^

251

428

Ducommun, Inc., Term Loan, VAR, 5.500%, 06/28/17

430

7,327

FGI Operating Company, LLC, Term B Loan, VAR, 5.500%, 04/19/19

7,308

10,000

Hamilton Sundstrand Industrial, Term Loan, VAR, 4.000%, 12/13/19

10,000

32,351

Airlines — 2.0%

32,350

Delta Airlines, Inc., Term B-1 Loan, VAR, 5.250%, 10/18/18

32,714

7,233

United Airlines, Inc., Term Loan B, VAR, 2.250%, 02/01/14

7,220

39,934

Building Products — 3.0%

2,000

Ameriforge Group, Inc., 2nd lien Term Loan, VAR, 8.750%, 01/25/21

2,027

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 28, 2013

J.P. MORGAN INCOME FUNDS

9

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Assignments — Continued

Building Products — Continued

19,450

Berry Plastics Corp., 1st lien Term Loan, VAR, 3.500%, 02/10/20

19,320

6,635

Cole Haan, Inc., Term Loan B, VAR, 5.750%, 01/31/20

6,683

6,800

Custom Building Products, Inc., Term Loan, (Germany), VAR, 6.000%, 12/14/19 ^

6,851

1,500

Metals USA, Inc., Term Loan, VAR, 6.250%, 12/14/19

1,502

Roofing Supply Group, Term Loan,

8,003

VAR, 5.000%, 05/31/19

8,083

6,832

VAR, 5.000%, 05/31/19

6,900

8,230

Wilsonart International, Inc., Term Loan, VAR, 5.500%, 10/31/19

8,316

59,682

Commercial Services & Supplies — 2.9%

ACCO Brands Corp., Term B Loan,

1,086

VAR, 4.250%, 05/01/19

1,093

1,019

VAR, 4.250%, 05/01/19

1,027

Asurion LLC, Term Loan,

2,850

VAR, 4.500%, 05/24/19

2,858

4,166

VAR, 4.750%, 07/23/17

4,187

6,592

Cenveo Corp., Term Loan B, VAR, 7.000%, 12/21/16

6,611

4,479

Garda World Security Corp., Term Loan, VAR, 4.500%, 10/25/19

4,521

Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan,

5,084

VAR, 5.454%, 06/30/17 ^

4,979

3,445

VAR, 5.454%, 06/30/17 ^

3,375

1,816

VAR, 5.454%, 06/30/17 ^

1,778

1,506

VAR, 5.454%, 06/30/17 ^

1,475

Harland Clarke Holdings Corp., Non-Extended Tranche B-1 Term Loan,

7,753

VAR, 2.704%, 06/30/14 ^

7,659

5,652

VAR, 2.704%, 06/30/14 ^

5,584

2,769

VAR, 2.704%, 06/30/14 ^

2,736

2,297

VAR, 2.704%, 06/30/14 ^

2,269

3,400

Peak 10, Inc., Term Loan B, VAR, 7.250%, 10/25/18

3,415

5,955

Road Infrastructure Investment LLC, 1st Lien Term Loan, VAR, 6.250%, 03/30/18

5,970

59,537

Machinery — 2.9%

3,382

Alliance Laundry Systems LLC, 1st Lien Term Loan, VAR, 4.500%, 12/10/18

3,396

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Machinery — Continued

14,130

Apex Tool Group, Inc., Term Loan, VAR, 4.500%, 01/31/20

14,269

4,607

BOC Edwards, Extended Term Loan, VAR, 5.500%, 05/31/16

4,609

668

BOC Edwards, New Term Loan, VAR, 5.500%, 05/31/16

668

CPM Holdings, Inc., Term Loan,

4,403

VAR, 6.250%, 08/29/17

4,406

11

VAR, 6.250%, 08/29/17

11

4,200

Hudson Products Holdings, Inc., Term Loan, VAR, 7.000%, 06/07/17

4,221

19,145

Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.500%, 07/30/18 ^

19,145

7,940

Wabash, Initial Term Loan, VAR, 6.000%, 05/08/19

7,993

58,718

Road & Rail — 0.7%

11,000

Hertz Corp. (The), Term Loan, VAR, 3.750%, 03/11/18

11,059

Swift Transportation Co., Tranche B-2 Term Loan,

1,610

VAR, 5.000%, 12/21/17

1,620

368

VAR, 5.000%, 12/21/17

370

359

VAR, 5.000%, 12/21/17

361

13,410

Trading Companies & Distributors — 2.3%

2,568

AWAS Aviation Capital Ltd., Term Loan, VAR, 4.750%, 07/16/18

2,613

10,600

BakerCorp International, Inc., Term Loan, VAR, 4.250%, 02/07/20

10,627

7,775

Delos Aircraft, Inc., Term Loan, VAR, 4.750%, 04/12/16

7,820

3,075

HD Supply, Inc., Term Loan, (Germany), VAR, 4.500%, 10/12/17

3,083

12,753

MRC Global, Inc., Term Loan, VAR, 6.250%, 11/08/19

12,833

9,724

SRS Distribution, Inc., Term Loan, VAR, 08/31/19 ^

9,675

46,651

Transportation Infrastructure — 0.4%

792

Landmark Aviation, Canadian Term Loans, VAR, 5.750%, 10/25/19

789

7,802

Landmark Aviation, Term Loan, VAR, 5.750%, 10/25/19

7,772

8,561

Total Industrials

318,844

SEE NOTES TO
FINANCIAL STATEMENTS.

10

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2013

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Assignments — Continued

Information Technology — 9.8%

Communications Equipment — 1.6%

20,000

Alcatel-Lucent USA, Inc., U.S. Term Loan, VAR, 7.250%, 01/30/19 ^

20,220

4,500

Arris Group, Inc., Term Loan B, (Germany), VAR, 02/15/20 ^

4,490

9,554

Avaya, Inc., Term Loan B-3 Extending Tranche, VAR, 4.788%, 10/26/17

8,887

33,597

Computers & Peripherals — 0.3%

5,491

Oberthur Technologies, Facility B3, VAR, 6.250%, 11/30/18

5,478

Electronic Equipment, Instruments & Components — 1.3%

10,903

CDW Corp., Extended Term Loan, VAR, 4.000%, 07/15/17

10,924

6,740

NXP B.V., Tranche A-2 Loan, VAR, 5.500%, 03/03/17

6,867

3,970

NXP B.V., Tranche B Loan, VAR, 5.250%, 03/19/19

4,010

3,850

NXP B.V., Tranche C Term Loan, VAR, 4.750%, 01/10/20 ^

3,909

25,710

Internet Software & Services — 0.9%

17,951

Go Daddy Group, Inc. (The), Tranche B-1 Term Loan, VAR, 5.500%, 12/17/18 ^

17,938

IT Services — 1.9%

4,947

First Data Corp., 2018 B Term Loan, VAR, 5.202%, 09/24/18

4,945

9,200

First Data Corp., Extended 2017 U.S., Term Loan, VAR, 5.202%, 03/24/17

9,209

12,500

First Data Corp., Extended 2018 Dollar Term Loan, VAR, 4.202%, 03/23/18

12,343

8,728

SourceHOV LLC, 1st Lien Term B Loan, VAR, 6.625%, 04/28/17

8,649

500

SourceHOV LLC, 2nd Lien Term Loan, VAR, 10.500%, 04/30/18

475

2,850

Transaction Network Services, Inc., Term Loan B, VAR, 5.500%, 02/07/20

2,843

38,464

Semiconductors & Semiconductor Equipment — 2.0%

Freescale Semiconductor, Inc., Tranche B-1 Term Loan,

19,250

VAR, 01/30/20 ^

19,173

12,243

VAR, 4.452%, 12/01/16 ^

12,243

9,000

ON Semiconductor Corp., Term Loan, VAR, 01/02/18 ^

8,640

40,056

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Software — 1.8%

Attachmate Corp., 1st Lien Term Loan,

15,650

VAR, 7.250%, 11/22/17

15,856

792

VAR, 7.250%, 11/22/17

802

6,394

Infor U.S., Inc., Tranche B-2 Term Loan, VAR, 5.250%, 04/05/18

6,463

3,582

Magic Newco LLC, USD 1st Lien Term Loan, VAR, 7.250%, 12/12/18

3,623

RP Crown Parent, LLC, 1st Lien Term Loan,

6,228

VAR, 6.750%, 12/14/18 ^

6,318

16

VAR, 6.750%, 12/14/18 ^

16

Southern Graphics, Inc., Term Loan,

2,120

VAR, 5.000%, 10/17/19

2,146

1,080

VAR, 5.000%, 10/17/19

1,094

36,318

Total Information Technology

197,561

Materials — 5.7%

Chemicals — 1.8%

4,963

Ascend Performance Materials LLC, Term B Loan, (Germany), VAR, 6.750%, 04/10/18

5,012

8,300

AZ Chem U.S., Inc., Term Loan, VAR, 5.250%, 12/22/17

8,381

7,977

Dupont Performance, Term Loan, VAR, 4.750%, 02/01/20

8,074

Harko C.V., Term Loan B,

1,664

VAR, 5.750%, 08/02/17

1,672

1,314

VAR, 5.750%, 08/02/17

1,321

971

VAR, 5.750%, 08/02/17

976

4,923

PL Propylene LLC, Term Loan, VAR, 7.000%, 03/27/17

5,009

4,700

Unifrax I LLC, Term Loan, VAR, 4.250%, 11/28/18

4,731

35,176

Construction Materials — 0.4%

6,955

Summit Materials LLC, Term Loan, VAR, 5.000%, 01/30/19

6,983

Containers & Packaging — 1.5%

BWAY Holding Co., Term Loan,

5,388

VAR, 4.500%, 08/06/17

5,436

367

VAR, 4.500%, 08/06/17

371

Reynolds Group Holdings Ltd., U.S. Term Loan,

7,537

VAR, 4.750%, 09/28/18

7,620

6,469

VAR, 4.750%, 09/28/18

6,540

3,949

VAR, 4.750%, 09/28/18

3,993

6,895

Sealed Air Corp., Term B-1 Loan, VAR, 4.000%, 10/03/18

6,974

30,934

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 28, 2013

J.P. MORGAN INCOME FUNDS

11

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Assignments — Continued

Metals & Mining — 2.0%

1,850

Ameriforge Group, Inc., 1st lien Term Loan, VAR, 5.000%, 12/19/19

1,867

7,067

Fairmount Minerals Ltd., 1st Lien Term Loan, VAR, 5.250%, 03/15/17

7,074

2,290

Firth Rixson, Inc., 2013 Replacement Dollar Term, VAR, 4.250%, 06/30/17

2,297

15,262

FMG Resources Pty Ltd., Term Loan, VAR, 5.250%, 10/18/17

15,445

5,161

Noranda Aluminum, Inc., Term B Loan, VAR, 5.750%, 02/28/19

5,174

5,537

Novelis, Inc., Term Loan, VAR, 4.000%, 03/10/17

5,542

3,741

WireCo World Group, Inc., Term Loan, VAR, 6.000%, 02/15/17

3,778

41,177

Total Materials

114,270

Telecommunication Services — 3.9%

Diversified Telecommunication Services — 2.8%

2,260

Integra Telecom Holdings, Term Loan B, VAR, 02/06/19 ^

2,285

13,917

Level 3 Financing, Inc., Term Loan B, VAR, 5.250%, 08/01/19

14,059

5,000

UPC Holdings, Facility X, VAR, 3.702%, 12/31/17

5,015

19,640

Virgin Media Finance plc, Term Loan B, VAR, 02/14/20 ^

19,523

5,610

Wavedivision Holdings LLC, Term Loan B, VAR, 4.000%, 08/09/19 ^

5,630

Zayo Group LLC, Term Loan,

9,339

VAR, 5.250%, 07/02/19

9,369

24

VAR, 5.250%, 07/02/19

24

55,905

Wireless Telecommunication Services — 1.1%

Cricket Communications, Inc., Term Loan, (Germany),

16,189

VAR, 4.750%, 10/10/19

16,240

41

VAR, 4.750%, 10/10/19

40

Syniverse Holdings, Inc., Initial Term Loan,

6,948

VAR, 5.000%, 04/23/19

6,991

18

VAR, 5.000%, 04/23/19

18

23,289

Total Telecommunication Services

79,194

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Utilities — 0.7%

Gas Utilities — 0.3%

5,063

NGPL PipeCo LLC, Term Loan, VAR, 6.750%, 09/15/17

5,157

Independent Power Producers & Energy Traders — 0.4%

4,434

Calpine Corp., Term Loan, VAR, 4.500%, 10/09/19

4,462

1,380

Dynegy Midwest Generation LLC, Term Loan, VAR, 9.250%, 08/05/16

1,425

761

Dynegy Power LLC (GASCO), Term Loan, VAR, 9.250%, 08/05/16

791

Texas Competitive Electric, Extended Term Loan,

1,654

VAR, 4.699%, 10/10/17

1,128

846

VAR, 4.792%, 10/10/17

578

8,384

Total Utilities

13,541

Total Loan Assignments (Cost $1,516,330)

1,534,331

SHARES

Short-Term Investment — 15.5%

Investment Company — 15.5%

312,250

JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $312,250)

312,250

Total Investments — 110.9% (Cost $2,206,575)

2,233,949

Liabilities in Excess of Other Assets — (10.9)%

(220,271
)

NET ASSETS — 100.0%

$
2,013,678

Percentages indicated are based on net assets.

SEE NOTES TO
FINANCIAL STATEMENTS.

12

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2013

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL

CURRENCY

COUNTERPARTY

SETTLEMENT DATE

SETTLEMENT VALUE

VALUE AT 02/28/13

NET UNREALIZED APPRECIATION (DEPRECIATION)

10,325,000

NOK

Credit Suisse International

03/27/13

1,880

1,797

83

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DIP

— Debtor-in-Possession

NOK

— Norwegian Krone

PIK

— Payment-in-Kind

USD

— United States Dollar

VAR

  —  Variable Rate Security. The interest rate shown is the rate in effect as of February 28,
2013.

(b)

  —  Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)

— Amount rounds to less than 0.1%.

(i)

  —  Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)

— The rate shown is the current yield as of February 28, 2013.

(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(x)

—  Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 28, 2013.

^

  —  All or a portion of the security is unsettled as of February 28, 2013. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 28, 2013

J.P. MORGAN INCOME FUNDS

13

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2013 (Unaudited)

(Amounts in
thousands, except per share amounts)

Floating Rate Income Fund

ASSETS:

Investments in non-affiliates, at value

$
1,921,699

Investments in affiliates, at value

312,250

Total investment securities, at value

2,233,949

Cash

12,974

Receivables:

Investment securities sold

7,094

Fund shares sold

10,419

Interest and dividends from non-affiliates

12,516

Dividends from affiliates

19

Unrealized appreciation on forward foreign currency exchange contracts

83

Unrealized appreciation on unfunded commitments

72

Total Assets

2,277,126

LIABILITIES:

Payables:

Dividends

6,781

Investment securities purchased

254,347

Fund shares redeemed

1,105

Accrued liabilities:

Investment advisory fees

765

Administration fees

125

Shareholder servicing fees

136

Distribution fees

21

Custodian and accounting fees

17

Trustees’ and Chief Compliance Officer’s fees

2

Other

149

Total Liabilities

263,448

Net Assets

$
2,013,678

SEE NOTES TO FINANCIAL
STATEMENTS.

14

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2013

Floating Rate Income Fund

NET ASSETS:

Paid-in-capital

$
1,983,009

Accumulated undistributed (distributions in excess of) net investment income

2,146

Accumulated net realized gains (losses)

994

Net unrealized appreciation (depreciation)

27,529

Total Net Assets

$
2,013,678

Net Assets:

Class A

$
96,264

Class C

6,085

Select Class

1,911,329

Total

$
2,013,678

Outstanding units of beneficial interest (shares)

($0.0001 par value; unlimited number of shares authorized):

Class A

9,574

Class C

606

Select Class

190,000

Net Asset Value (a):

Class A — Redemption price per share

$
10.05

Class C — Offering price per share(b)

10.04

Select Class — Offering and redemption price per share

10.06

Class A maximum sales charge

3.75
%

  Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]

$
10.44

Cost of investments in non-affiliates

$
1,894,325

Cost of investments in affiliates

312,250

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(b)
Redemption price for Class C Share varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013

J.P. MORGAN INCOME FUNDS

15

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2013 (Unaudited)

(Amounts in thousands)

Floating Rate Income Fund

INVESTMENT INCOME:

Interest income from non-affiliates

$
40,993

Dividend income from non-affiliates

73

Dividend income from affiliates

107

Total investment income

41,173

EXPENSES:

Investment advisory fees

3,785

Administration fees

588

Distribution fees:

Class A

102

Class C

14

Shareholder servicing fees:

Class A

102

Class C

4

Select Class

1,614

Custodian and accounting fees

27

Professional fees

87

Trustees’ and Chief Compliance Officer’s fees

8

Printing and mailing costs

10

Registration and filing fees

27

Transfer agent fees

55

Other

18

Total expenses

6,441

Less amounts waived

(1,356
)

Less earnings credits

(1
)

Net expenses

5,084

Net investment income (loss)

36,089

REALIZED/UNREALIZED GAINS (LOSSES):

Net realized gain (loss) on transactions from:

Investments in non-affiliates

1,312

Foreign currency transactions

(35
)

Net realized gain (loss)

1,277

Change in net unrealized appreciation/depreciation of:

Investments in non-affiliates

17,715

Foreign currency translations

89

Unfunded commitments

72

Change in net unrealized appreciation/depreciation

17,876

Net realized/unrealized gains (losses)

19,153

Change in net assets resulting from operations

$
55,242

SEE NOTES TO FINANCIAL
STATEMENTS.

16

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2013

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

Floating Rate Income Fund

Six Months Ended 2/28/2013 (Unaudited)

Year Ended 8/31/2012

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)

$
36,089

$
28,764

Net realized gain (loss)

1,277

1,648

Change in net unrealized appreciation/depreciation

17,876

19,817

Change in net assets resulting from operations

55,242

50,229

DISTRIBUTIONS TO SHAREHOLDERS:

Class A

From net investment income

(1,903
)

(2,762
)

From net realized gains

(114
)

(5
)

Class C

From net investment income

(82
)

(54
)

From net realized gains

(5
)

—
(a)

Select Class

From net investment income

(32,859
)

(25,096
)

From net realized gains

(1,742
)

(29
)

Total distributions to shareholders

(36,705
)

(27,946
)

CAPITAL TRANSACTIONS:

Change in net assets resulting from capital transactions

1,147,095

584,388

NET ASSETS:

Change in net assets

1,165,632

606,671

Beginning of period

848,046

241,375

End of period

$
2,013,678

$
848,046

Accumulated undistributed (distributions in excess of) net investment income

$
2,146

$
901

(a)
Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2013

J.P. MORGAN INCOME FUNDS

17

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (Continued)

(Amounts in thousands)

Floating Rate Income Fund

Six Months Ended 2/28/2013 (Unaudited)

Year Ended 8/31/2012

CAPITAL TRANSACTIONS:

Class A

Proceeds from shares issued

$
43,019

$
30,816

Distributions reinvested

1,767

2,767

Cost of shares redeemed

(13,568
)

(26,850
)

Change in net assets resulting from Class A capital transactions

$
31,218

$
6,733

Class C

Proceeds from shares issued

$
4,046

$
2,247

Distributions reinvested

83

54

Cost of shares redeemed

(499
)

(202
)

Change in net assets resulting from Class C capital transactions

$
3,630

$
2,099

Select Class

Proceeds from shares issued

$
1,255,260

$
741,130

Distributions reinvested

792

508

Cost of shares redeemed

(143,805
)

(166,082
)

Change in net assets resulting from Select Class capital transactions

$
1,112,247

$
575,556

Total change in net assets resulting from capital transactions

$
1,147,095

$
584,388

SHARE TRANSACTIONS:

Class A

Issued

4,298

3,190

Reinvested

177

284

Redeemed

(1,355
)

(2,764
)

Change in Class A Shares

3,120

710

Class C

Issued

404

229

Reinvested

8

6

Redeemed

(50
)

(21
)

Change in Class C Shares

362

214

Select Class

Issued

125,241

76,041

Reinvested

79

52

Redeemed

(14,347
)

(16,937
)

Change in Select Class Shares

110,973

59,156

SEE NOTES TO FINANCIAL
STATEMENTS.

18

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2013

THIS PAGE IS
INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2013

J.P. MORGAN INCOME FUNDS

19

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

Per share operating performance

Investment operations

Distributions

Net asset value, beginning of period

Net investment income (loss)

Net realized and unrealized gains (losses) on investments

Total from investment operations

Net investment income

Net realized gain

Total distributions

Floating Rate Income Fund

Class A

Six Months Ended February 28, 2013 (Unaudited)

$
9.89

$
0.23

$
0.16

$
0.39

$
(0.22
)

$
(0.01
)

$
(0.23
)

Year Ended August 31, 2012

9.41

0.47
(f)

0.44

0.91

(0.43
)

—
(g)

(0.43
)

June 1, 2011(h) through August 31, 2011

10.00

0.09
(f)

(0.63
)

(0.54
)

(0.05
)

—

(0.05
)

Class C

Six Months Ended February 28, 2013 (Unaudited)

9.88

0.21

0.16

0.37

(0.20
)

(0.01
)

(0.21
)

Year Ended August 31, 2012

9.41

0.44
(f)

0.42

0.86

(0.39
)

—
(g)

(0.39
)

June 1, 2011(h) through August 31, 2011

10.00

0.06
(f)

(0.61
)

(0.55
)

(0.04
)

—

(0.04
)

Select Class

Six Months Ended February 28, 2013 (Unaudited)

9.89

0.24

0.18

0.42

(0.24
)

(0.01
)

(0.25
)

Year Ended August 31, 2012

9.41

0.50
(f)

0.43

0.93

(0.45
)

—
(g)

(0.45
)

June 1, 2011(h) through August 31, 2011

10.00

0.08
(f)

(0.62
)

(0.54
)

(0.05
)

—

(0.05
)

(a)
Annualized for periods less than one year.

(b)
Not annualized for periods less than one year.

(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)
Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.

(e)
Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

(f)
Calculated based upon average shares outstanding.

(g)
Amount rounds to less than $0.01.

(h)
Commencement of operations.

(i)
Certain non-recurring expenses incurred by the Fund were not annualized for the period ended August 31, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.

20

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2013

Ratios/Supplemental data

Ratios to average net assets (a)

Net asset value, end of period

Total return (excludes sales charge) (b)(c)

Net assets, end of period (000’s)

Net expenses (d)

Net investment income (loss)

Expenses without waivers, reimbursements and earnings credits

Portfolio turnover rate (b)(e)

$
10.05

4.06
%

$
96,264

0.97
%

5.04
%

1.17
%

20
%

9.89

9.82

63,811

0.97

4.80

1.20

65

9.41

(5.43
)

54,039

0.95

3.68

1.33
(i)

1

10.04

3.85

6,085

1.47

4.49

1.67

20

9.88

9.24

2,408

1.47

4.45

1.68

65

9.41

(5.55
)

285

1.48

2.43

2.58
(i)

1

10.06

4.28

1,911,329

0.72

5.25

0.92

20

9.89

10.09

781,827

0.72

5.12

0.94

65

9.41

(5.40
)

187,051

0.72

3.37

1.55
(i)

1

SEE NOTES TO FINANCIAL
STATEMENTS.

FEBRUARY 28, 2013

J.P. MORGAN INCOME FUNDS

21

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2013 (Unaudited)

1. Organization

JPMorgan Trust I (the
“Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

Classes Offered

Diversified/Non-Diversified

Floating Rate Income Fund

Class A, Class C and Select Class

Diversified

The investment objective of the Fund is to seek to provide current income with a secondary objective of capital appreciation.

The Fund commenced operations on June 1, 2011.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the
Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The
following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America
(“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the
NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has
established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of
JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the
“Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief
Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation
Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible

22

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2013

that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and
JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair
Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•

Level 1 — quoted prices in active markets for identical securities

•

  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (SOI) (amounts in thousands):

Level 1 Quoted prices

Level 2 Other significant observable inputs

Level 3 Significant unobservable inputs

Total

Investments in Securities

Debt Securities

Commercial Mortgage-Backed Security

$
—

$
29

$
—

$
29

Corporate Bonds

Consumer Discretionary

—

99,036

—

99,036

Consumer Staples

—

12,686

—

12,686

Energy

—

42,400

—

42,400

Financials

—

42,267

—

42,267

Health Care

—

12,495

—

12,495

Industrials

—

16,862

10,742

27,604

Information Technology

—

12,535

—

12,535

Materials

—

92,939

—

92,939

Telecommunication Services

—

17,591

—

17,591

Utilities

—

22,525

—

22,525

Total Corporate Bonds

—

371,336

10,742

382,078

Preferred Stocks

Consumer Discretionary

—

1,044

—

1,044

Financials

—

4,217

—

4,217

Total Preferred Stocks

—

5,261

—

5,261

Loan Assignments

Consumer Discretionary

—

424,502

4,545

429,047

Consumer Staples

—

98,899

—

98,899

Energy

—

57,359

—

57,359

Financials

—

69,251

—

69,251

Health Care

—

156,365

—

156,365

Industrials

—

318,844

—

318,844

Information Technology

—

197,561

—

197,561

Materials

—

114,270

—

114,270

Telecommunication Services

—

79,194

—

79,194

Utilities

—

13,541

—

13,541

Total Loan Assignments

—

1,529,786

4,545

1,534,331

Short-Term Investment

Investment Company

312,250

—

—

312,250

Total Investments in Securities

$
312,250

$
1,906,412

$
15,287
*

$
2,233,949

Appreciation in Other Financial Instruments

Forward Foreign Currency Exchange Contracts

$
—

$
83

$
—

$
83

FEBRUARY 28, 2013

J.P. MORGAN INCOME FUNDS

23

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2013 (Unaudited) (continued)

*
Level 3 securities are valued by brokers and pricing services. At February 28, 2013, the value of these securities was approximately $15,287. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the six months ended February 28, 2013.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Balance as of 08/31/12

Realized gain (loss)

Change in unrealized appreciation (depreciation)

Net accretion (amortization)

Purchases[1]

Sales[2]

Transfers into Level 3

Transfers out of Level 3

Balance as of 02/28/13

Investments in Securities

Corporate Bonds — Industrials

$
—

$
—

$
28

$
(13
)

$
10,990

$
(263
)

$
—

$
—

$
10,742

Loan Assignments — Consumer Discretionary

3,355

—

182

9

999

—

—

—

4,545

Total

$
3,355

$
—

$
210

$
(4
)

$
11,989

$
(263
)

$
—

$
—

$
15,287

[1]
Purchases include all purchases of securities and securities received in corporate actions.

[2]
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The change in unrealized appreciation (depreciation) attributable to securities owned at February 28, 2013, which were valued using significant unobservable inputs (Level 3), amounted to approximately $210,000. This amount is included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statement of Operations.

B. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into
U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although
the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, purchases of foreign currency in certain countries (such as Brazil) that impose a tax on such purchases, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

C. Restricted and Illiquid Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, (the “Securities Act”). An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund. As of February 28, 2013, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.

The value and
percentage of net assets of illiquid securities as of February 28, 2013 was approximately $4,545,000 and 0.23% respectively.

D. Forward
Foreign Currency Exchange Contracts — The Fund uses forward foreign currency exchange contracts including non-deliverable forwards mainly as a substitute for securities in which the Fund can invest, to increase income or gain to the Fund and to hedge or manage the Fund’s exposure to foreign currency risks associated with portfolio investments. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the for-

24

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2013

ward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

The table below discloses the volume of the Fund’s forward foreign currency exchange contracts activity during the six months ended February 28, 2013 (amounts in thousands):

Forward Foreign Currency Exchange Contracts

Average Settlement Value Sold

$
1,246

Ending Settlement Value Sold

1,880

E. Summary of Derivatives Information — The following table presents the value of derivatives held as of
February 28, 2013, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities (amounts in thousands):

Derivative Contract

Statement of Assets and Liabilities Location

Assets:

Forward Foreign Currency Exchange Contracts

Foreign exchange contracts

Receivables

$
83

The following tables present the effect of derivatives on the Statements of Operations for the six months ended
February 28, 2013, by primary underlying risk exposure (amounts in thousands):

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivative Contract

  Forward Foreign
Currency Exchange Contracts

Total

Foreign exchange contracts

$
(58
)

$
(58
)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivative Contract

  Forward Foreign
Currency Exchange Contracts

Total

Foreign exchange contracts

$
89

$
89

F. Loan Assignments — The Fund may invest in loan assignments of all or a portion of the loans. The Fund has direct rights against the borrower on a loan when it purchases an assignment; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. As a result, the Fund assumes the credit risk of the borrower and any other persons interpositioned between the Fund and the borrower (“Intermediate Participants”). Although certain loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. In addition, loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid, when purchased, may become illiquid.

At February 28, 2013, the Fund had investments in Loan Assignments that amounted to more than 5% of the Fund’s net assets, by agent bank:

Agent Bank

Percentage

Bank of America, N.A.

15.7
%

Credit Suisse International

14.7

Deutsche Bank AG

10.0

Barclays Bank plc

9.5

G. Unfunded Commitments — The Fund may enter into commitments to buy and sell investments including commitments to buy loan participations and assignments to settle on future dates as part of its normal investment activities. Unfunded commitments are generally traded and priced as part of a related loan participation or assignment (Note 2.F.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported in the
Statement of Assets and Liabilities. The Fund segregates security positions such that sufficient liquid assets will be available for the commitments on a future date. Credit risks exist on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

FEBRUARY 28, 2013

J.P. MORGAN INCOME FUNDS

25

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2013 (Unaudited) (continued)

At February 28, 2013, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower (amounts in thousands):

Term

Maturity Date

Commitment Fee Rate

Rate if Funded

Commitment

Security Description

Amount

Value

Leslies’s Poolmart

Tranche B Term Loan

10/16/19

4.00
%

4.00
%

$
92

$
93

ROC Finance LLC

Incremental 6-month Delayed Draw Term B Loans

8/19/17

2.25

2.25

201

207

ROC Finance LLC

Incremental 18-month Delayed Draw Term B Loans

8/19/17

2.25

2.25

335

345

Syniverse Holdings, Inc

Add-on Term Loan

4/20/19

1.00

1.00

14,581

14,636

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

I. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day, except that each class separately bears expenses related specifically to that class.

J. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of
1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of February 28, 2013, no liability for income tax is required in the fund’s financial statements for net unrecognized tax benefits. However, Management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

K. Distributions to Shareholders
— Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, JPMIM supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.55% of the Fund’s average daily net assets.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended February 28, 2013, the annualized effective rate was 0.09% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the
“Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a
wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution
Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at an annual rate of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

26

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2013

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A
Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended February 28, 2013, the Distributor retained the following amounts (in thousands):

Front-End Sales Charge

CDSC

$
5

$
1

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing
Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to 0.25% of the average daily net assets of Class A, Class C and Select Class Shares.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related
to cash overdrafts is included in Interest expense to affiliates in the Statement of Operations.

F. Waivers and Reimbursements —
The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A

Class C

Select Class

1.00%

1.50
%

0.75
%

The expense limitation agreement was in effect for the six months ended February 28, 2013. The contractual expense limitation percentages in the table above are in place until at least December 31, 2013.

For the six months ended February 28, 2013,
the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers

  Shareholder
Servicing

Total

$
1,163

$
1,163

Additionally, the Fund may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor,
Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amount of waivers resulting from investments in these money market funds for the six months ended
February 28, 2013 was approximately $193,000.

G. Collateral Management Fees — JPMCB provides derivative collateral management services for the Fund. The amounts paid directly to JPMCB by the Fund for these services are included in Other expenses on the Statement of Operations.

H. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance
Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a
Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various
J.P. Morgan Funds until distribution in accordance with the Plan.

For the six months ended February 28, 2013, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

FEBRUARY 28, 2013

J.P. MORGAN INCOME FUNDS

27

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2013 (Unaudited) (continued)

The Fund may use related party broker-dealers. For the six months ended February 28, 2013, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”)
has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six
months ended February 28, 2013, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

  Purchases
(excluding U.S. Government)

  Sales
(excluding U.S. Government)

$
1,389,910

$
265,214

During the six months ended February 28, 2013, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For
Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2013 were as follows (amounts in thousands):

  Aggregate
Cost

  Gross
 Unrealized
Appreciation

  Gross
 Unrealized
Depreciation

  Net Unrealized
 Appreciation
(Depreciation)

$
2,206,575

$
29,646

$
2,272

$
27,374

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized by the Fund may get carried forward indefinitely, and retain their character as short-term and/or long-term losses.

At August 31, 2012, the Fund did not have any capital
loss carryforwards.

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending
Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because it is an investment company in the same
“group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered
into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 11, 2013.

The Fund had no
borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2013, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statement of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Fund, which collectively represent a significant portion of the Fund’s assets.

Significant shareholder transactions by these shareholders, if any, may impact the Fund’s performance.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities. Although these securities are generally less sensitive to interest rate changes than other fixed rate instruments, the

28

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2013

value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund may invest
in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The Fund is subject to the risk that, should the Fund decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deems representative of its value, the value of the Fund’s net assets could be adversely affected.

FEBRUARY 28, 2013

J.P. MORGAN INCOME FUNDS

29

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2012, and continued to hold your shares at the end of the reporting period, February 28, 2013.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Beginning Account Value, September 1, 2012

Ending Account Value February 28, 2013

Expenses Paid During the Period*

Annualized Expense Ratio

Floating Rate Income Fund

Class A

Actual

$
1,000.00

$
1,040.60

$
4.91

0.97
%

Hypothetical

1,000.00

1,019.98

4.86

0.97

Class C

Actual

1,000.00

1,038.50

7.43

1.47

Hypothetical

1,000.00

1,017.50

7.35

1.47

Select Class

Actual

1,000.00

1,042.80

3.65

0.72

Hypothetical

1,000.00

1,021.22

3.61

0.72

*
Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

30

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2013

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings
for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan
Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the
Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is
available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase &
Co., 2013. All rights reserved. February 2013.

SAN-FRI-213

J.P. Morgan Income Funds

Semi-Annual Report

February 28, 2013 (Unaudited)

JPMorgan Global Bond Opportunities Fund

JPMorgan Global Bond Opportunities Fund

Semi-Annual Report

February 28, 2013

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

J.P. Morgan Funds

CEO’s Letter

March 18, 2013 (Unaudited)

Dear Shareholder:

Equity markets in most
parts of the world posted strong returns for the six months ended February 28, 2013. This positive momentum has carried into March and, according to recent industry net flows into equity strategies, many investors are beginning to allocate more assets to stocks. The U.S. Federal Reserve has maintained its commitment to accommodative policies, a stance that has been largely followed by central banks and policy makers around the world. Chinese policy-makers have recently reversed gears, adopting a more pro-growth stance, while the Bank of Japan embarked on a major asset purchase program as a new pro-growth government came into power late in 2012. The European Central Bank (“ECB”) remained committed to preserving the euro, as it cut rates and introduced new programs designed to aid struggling euro zone members.

Stock returns across market capitalizations,
countries and investment styles varied during the reporting period. While the debt crisis in Europe impacted equities in all corners of the world, it had the most significant impact on international stocks, which rose and fell with investors’
changing perception about the viability of corrective actions taken by the ECB. Investors’ positive reaction to the ECB’s plan to purchase 1-3 year bonds issued by the governments of troubled European countries calmed markets and helped international stocks outperform U.S. stocks during the six months ended February 28, 2013.

U.S. Treasury Yields Remain Low

Despite a recent uptick in the last few months, yields for U.S. Treasury securities remain near historically low levels. The yield for
10-year U.S. Treasury securities ended February 2013 at 1.9%, while the yields for 2- and 30-year U.S. Treasury securities finished the reporting period at 0.3% and 3.1%, respectively.

As the low interest rate environment persists, an increasing amount of fixed income investors are turning to asset classes like high yield bonds and emerging market debt in search of higher yielding securities. Higher demand for these securities as well as strong fundamentals led to positive returns for high yield bonds and emerging market debt during the six months ended February 28, 2013. Meanwhile, the reviving U.S. real estate market, along with the gradual cleansing of the excess of the mortgage bubble, has recently bolstered returns for mortgage-backed securities.

Maintain Exposure to a Variety of Asset Classes

Many signs are pointing to a steadily improving global economic backdrop. The U.S. economy has weathered the uncertainty of political gridlock and the February jobs report was unambiguously positive with
236,000 jobs added, a decline in the unemployment rate, and good gains in both wages and the length of the workweek. In addition, housing numbers, retail sales and industrial production all showed positive momentum in the first quarter. Meanwhile,
China seems to be avoiding the economic “hard landing” that many investors feared, evidenced by its recently strong economic growth.

Of course, other parts of the world appear to be on less solid ground. Tension in the Middle East remains elevated. While aggressive actions taken by the
ECB have quelled concerns surrounding Europe’s debt crisis, many countries are facing deteriorating economic conditions that in many cases are being exacerbated by austerity measures. The recent announcement of a plan to tax bank deposits in
Cyprus serves as a reminder of the market volatility that can result from policy developments in the region.

As always, we encourage investors to maintain an appropriately balanced portfolio of stocks, bonds and alternative investments.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

JPMorgan Global Bond Opportunities Fund

Fund Summary

For the period
September 4, 2012 (Fund Inception Date) through February 28, 2013 (Unaudited)

Reporting Period Return:

Fund (Select Class Shares)*

6.16
%

Barclays Multiverse Index

(2.01
)%

Net Assets as of 2/28/2013

$
26,535,458

Investment objective** and strategies

The Fund seeks to provide total return. The Fund seeks to achieve its investment objective by investing across sectors in developed and emerging markets located around the world.
The Fund is flexible and opportunistic. Because the Fund is not managed to a benchmark, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) has broad discretion to shift the Fund’s exposure to strategies, sectors, countries or currencies based on changing market conditions and its view of the best mix of investment opportunities. In buying and selling investments for the Fund, the adviser allocates the Fund’s exposure to strategies, sectors, countries, and currencies based on the adviser’s analysis of individual investments and broader economic conditions in individual countries, regions and the world. This allows the adviser to take a conservative approach during uncertain periods and move into higher risk opportunities as market conditions improve, which may result in the Fund focusing in only a few markets and sectors. The Fund’s focus may change from time to time.

PORTFOLIO COMPOSITION***

Corporate Bonds

69.8
%

Foreign Government Securities

10.4

Asset-Backed Securities

8.0

Collateralized Mortgage Obligations

5.7

Commercial Mortgage-Backed Securities

3.3

Preferred Stocks

1.6

Short-Term Investment

1.2

SUMMARY OF INVESTMENTS BY COUNTRY***

United States

48.0
%

United Kingdom

8.9

Luxembourg

6.8

Ireland

4.9

Mexico

3.8

South Africa

3.3

France

3.0

Turkey

2.4

Netherlands

2.4

Italy

2.0

Germany

1.9

Spain

1.7

Cayman Islands

1.7

Brazil

1.5

Sweden

1.1

Switzerland

1.1

Russia

1.0

Others (each less than 1.0%)

4.5

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

**
The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***
Percentages indicated are based upon total investments as of February 28, 2013. The Fund’s portfolio composition is subject to change.

JPMorgan Global Bond Opportunities Fund

TOTAL RETURNS AS OF FEBRUARY 28, 2013

INCEPTION DATE OF CLASS

SINCE INCEPTION*

CLASS A SHARES

9/4/12

Without Sales Charge

5.97
%

With Sales Charge**

1.99

CLASS C SHARES

9/4/12

Without CDSC

5.81

With CDSC***

4.81

CLASS R6 SHARES

9/4/12

6.23

SELECT CLASS SHARES

9/4/12

6.16

*
Not annualized

**
Sales Charge for Class A Shares is 3.75%.

***
Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

JPMorgan Global Bond Opportunities Fund

The Fund commenced operations on September 4, 2012.

The graph illustrates comparative
performance for $1,000,000 invested in Select Class Shares of the JPMorgan Global Bond Opportunities Fund and the Barclays Multiverse Index from September 4, 2012 to February 28, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays Multiverse Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund. The Barclays
Multiverse Index provides a broad-based measure of the international fixed-income bond market. The Barclays Multiverse Index represents the union of the Global Aggregate Index and the Global High Yield Index. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Since the Fund’s inception, it has not experienced any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF
FEBRUARY 28, 2013 (Unaudited)

(Amounts in U.S. dollar, unless otherwise noted)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Asset-Backed Securities — 7.9%

Italy — 1.5%

EUR 148,103

Atlante Finance Srl, Series 1, Class A, VAR, 0.401%, 07/29/47 (m)

186,646

EUR 164,231

Italfinance Securitisation Vehicle Srl, Series 2005-1, Class A, VAR, 0.333%, 03/14/23 (m)

211,604

398,250

United States — 6.4%

152,329

ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M2, SUB, 1.777%, 04/25/34

124,782

Argent Securities, Inc.,

180,778

Series 2004-W3, Class A3, SUB, 1.022%, 02/25/34

155,207

179,858

Series 2003-W7, Class M2, SUB, 2.827%, 03/25/34

163,213

152,673

Countrywide Asset-Backed Certificates, Series 2004-BC1, Class M3, SUB, 2.302%, 10/25/33

135,884

153,098

Fremont Home Loan Trust, Series 2004- 2, Class M2, SUB, 1.132%, 07/25/34

143,469

134,545

Home Equity Asset Trust, Series 2004-6, Class M2, SUB, 1.102%, 12/25/34

126,172

125,432

New Century Home Equity Loan Trust, Series 2003-4, Class M2, SUB, 2.932%, 10/25/33

122,721

167,943

Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-2, Class M1, SUB, 1.177%, 04/25/33

145,550

170,350

RASC Trust, Series 2005-KS2, Class M1, SUB, 0.632%, 03/25/35

150,735

Structured Asset Investment Loan Trust,

151,471

Series 2003-BC3, Class M1, SUB, 1.627%, 04/25/33

151,599

300,000

Series 2003-BC10, Class A4, VAR, 1.202%, 10/25/33

285,956

1,705,288

Total Asset-Backed Securities (Cost $1,977,970)

2,103,538

Collateralized Mortgage Obligations — 5.6%

Agency CMO — 3.1%

United States — 3.1%

Federal Home Loan Mortgage Corp. REMIC

570,890

Series 3110, Class SL, IF, IO, 5.949%, 02/15/26

73,139

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States –– Continued

518,226

Series 4056, Class BI, IO, 3.000%, 05/15/27

65,602

587,202

Series 4136, Class IN, IO, 3.000%, 11/15/27

79,487

545,980

Series 4146, Class AI, IO, 3.000%, 12/15/27

71,773

Federal National Mortgage Association REMIC

416,797

Series 2005-13, Class SQ, IF, IO, 5.898%, 03/25/35

76,657

532,809

Series 2012-128, Class KI, IO, 3.000%, 11/25/27

71,662

546,417

Series 2012-144, Class EI, IO, 3.000%, 01/25/28

72,137

496,334

Series 2012-145, Class EI, IO, 3.000%, 01/25/28

66,423

592,526

Series 2012-150, Class BI, IO, 3.000%, 01/25/28

80,895

495,987

Series 2013-9, Class IO, IO, 3.000%, 02/25/28

66,758

700,000

Series 2013-15, Class QI, IO, 3.000%, 03/25/28

97,160

821,693

Non-Agency CMO — 2.5%

Italy — 0.5%

EUR 120,000

Intesa Sec SpA, Series 3, Class B, VAR, 0.424%, 10/30/33 (m)

134,014

Spain — 1.1%

EUR 243,187

TDA 13-Mixto Fondo de Titulizacion de Activos, Series 13, Class A2, VAR, 0.521%, 09/30/32 (m)

300,122

United States — 0.9%

226,963

Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A5, 5.250%, 03/25/37

237,084

671,220

Total Collateralized Mortgage Obligations (Cost $1,510,682)

1,492,913

Commercial Mortgage-Backed Securities — 3.3%

Ireland — 2.8%

EUR 309,587

Fleet Street Finance Three plc, Series 3, Class A1, VAR, 0.399%, 10/25/16 (m)

387,408

SEE NOTES
TO FINANCIAL STATEMENTS.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Commercial Mortgage-Backed Securities — Continued

Ireland –– Continued

EUR 283,432

Talisman-7 Finance Ltd., Series 7, Class A, VAR, 0.409%, 04/22/17 (m)

357,083

744,491

United States — 0.5%

105,000

Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class AM, 5.243%, 12/11/38

117,771

Total Commercial Mortgage-Backed Securities (Cost $812,856)

862,262

Corporate Bonds — 69.3%

Bermuda — 0.9%

200,000

Aircastle Ltd., 7.625%, 04/15/20

229,500

Brazil — 1.5%

200,000

Banco BTG Pactual S.A., 4.000%, 01/16/20 (e) (m)

194,000

200,000

Oi SA, Reg. S., 5.750%, 02/10/22 (m)

207,500

401,500

Cayman Islands — 1.6%

200,000

China Shanshui Cement Group Ltd., Reg. S., 10.500%, 04/27/17 (m)

229,000

200,000

Country Garden Holdings Co., Ltd., 7.500%, 01/10/23 (e) (m)

207,500

436,500

Chile — 0.8%

200,000

CFR International SpA, 5.125%, 12/06/22 (e) (m)

207,000

Denmark — 0.5%

GBP 95,000

Danske Bank A/S, VAR, 5.375%, 09/29/21 (m)

145,085

Dominican Republic — 0.6%

150,000

Banco de Reservas de la Republica Dominicana, 7.000%, 02/01/23 (e) (m)

149,250

France — 1.0%

EUR 100,000

BPCE S.A., VAR, 9.000%, 03/17/15 (m) (x)

136,757

EUR 100,000

Rexel S.A., 7.000%, 12/17/18 (m)

142,631

279,388

Germany — 1.9%

EUR 100,000

Kabel Deutschland Vertrieb und Service GmbH, Reg. S., 6.500%, 06/29/18 (m)

140,020

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Germany — Continued

EUR 90,000

Orion Engineered Carbons Bondco GmbH, Reg. S., 10.000%, 06/15/18 (m)

130,424

EUR 150,000

Unitymedia KabelBW GmbH, Reg. S., 9.500%, 03/15/21 (m)

222,975

493,419

Ireland — 2.1%

EUR 100,000

Aquarius and Investments plc for Zurich Insurance Co., Ltd., VAR, 4.250%, 10/02/43 (m)

130,438

EUR 150,000

Ardagh Packaging Finance plc, Reg. S., 9.250%, 10/15/20 (m)

213,457

200,000

Credit Bank of Moscow Via CBOM Finance plc, 7.700%, 02/01/18 (e) (m)

205,500

549,395

Luxembourg — 6.8%

EUR 150,000

Capsugel FinanceCo S.C.A., Reg. S., 9.875%, 08/01/19 (m)

220,312

200,000

Evraz Group S.A., Reg. S., 6.750%, 04/27/18 (m)

208,000

EUR 100,000

Fiat Industrial Finance Europe S.A., 6.250%, 03/09/18 (m)

144,094

EUR 150,000

HeidelbergCement Finance Luxembourg S.A., 9.500%, 12/15/18 (m)

252,134

250,000

Intelsat Luxembourg S.A., 11.500%, 02/04/17

265,937

200,000

Minerva Luxembourg S.A., 7.750%, 01/31/23 (e) (m)

214,750

EUR 100,000

Ontex IV S.A., Reg. S., 7.500%, 04/15/18 (m)

135,777

EUR 100,000

Picard Bondco S.A., Reg. S., 9.000%, 10/01/18 (m)

141,979

EUR 150,000

Sunrise Communications Holdings S.A., Reg. S., 8.500%, 12/31/18 (m)

214,045

1,797,028

Mexico — 0.8%

200,000

Mexichem S.A.B de C.V., 6.750%, 09/19/42 (e) (m)

221,500

Netherlands — 2.4%

EUR 100,000

Conti-Gummi Finance B.V., Reg. S., 7.125%, 10/15/18 (m)

138,796

EUR 100,000

Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., Reg. S., 6.875%, 03/19/20 (m)

145,232

EUR 100,000

Schaeffler Finance B.V., Reg. S., 7.750%, 02/15/17 (m)

148,181

SEE NOTES
TO FINANCIAL STATEMENTS.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — Continued

Netherlands –– Continued

200,000

VimpelCom Holdings B.V., 5.950%, 02/13/23 (e) (m)

199,750

631,959

South Africa — 0.5%

EUR 100,000

Foodcorp Pty Ltd., Reg. S., 8.750%, 03/01/18 (m)

144,263

Spain — 0.5%

EUR 100,000

Obrascon Huarte Lain S.A., 8.750%, 03/15/18 (m)

143,937

Sweden — 1.1%

EUR 100,000

Eileme 2 AB, Reg. S., 11.750%, 01/31/20 (m)

149,812

EUR 100,000

Skandinaviska Enskilda Banken AB, VAR, 4.000%, 09/12/22 (m)

137,792

287,604

Switzerland — 1.1%

EUR 220,000

UBS AG, VAR, 4.280%, 04/15/15 (m) (x)

281,476

Turkey — 2.4%

TRY 400,000

Akbank TAS, 7.500%, 02/05/18 (e) (m)

223,754

TRY 400,000

Turkiye Garanti Bankasi A.S., 7.375%, 03/07/18

221,223

200,000

Turkiye Halk Bankasi A.S., 3.875%, 02/05/20 (e) (m)

199,000

643,977

United Kingdom — 8.8%

GBP 65,000

Barclays Bank plc, VAR, 14.000%, 06/15/19 (m) (x)

131,642

GBP 100,000

Boparan Finance plc, Reg. S., 9.875%, 04/30/18 (m)

169,218

EUR 100,000

EC Finance plc, Reg. S., 9.750%, 08/01/17 (m)

141,978

GBP 100,000

Heathrow Finance plc, 7.125%, 03/01/17 (m)

164,039

GBP 75,000

HSBC Bank Capital Funding Sterling LP, VAR, 5.844%, 11/05/31 (m) (x)

109,569

400,000

Ineos Finance plc, 8.375%, 02/15/19 (e)

438,000

Lloyds TSB Bank plc,

GBP 70,000

VAR, 5.750%, 07/09/25 (m)

105,752

EUR 75,000

VAR, 11.875%, 12/16/21 (m)

122,175

GBP 100,000

Priory Group No. 3 plc, Reg. S., 7.000%, 02/15/18 (m)

156,635

EUR 100,000

R&R Ice Cream plc, Reg. S., 8.375%, 11/15/17 (m)

141,587

200,000

Royal Bank of Scotland plc (The), VAR, 9.500%, 03/16/22 (m)

236,000

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United Kingdom –– Continued

GBP 125,000

Standard Chartered Bank, VAR, 8.103%, 05/11/16 (m) ( x)

207,273

GBP 133,000

Standard Life plc, VAR, 6.750%, 07/12/27 (m) (x)

211,960

2,335,828

United States — 34.0%

200,000

American International Group, Inc., 6.250%, 03/15/37 (m)

217,500

200,000

Bank of America Corp., VAR, 8.000%, 01/30/18 (m) (x)

225,915

500,000

Biomet, Inc., 6.500%, 08/01/20 (e)

528,750

500,000

Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20

487,500

75,000

CC Holdings GS V LLC, 2.381%, 12/15/17 (e) (m)

75,503

300,000

CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 06/01/20

331,875

200,000

Cemex Finance LLC, 9.375%, 10/12/22 (e) (m)

232,500

400,000

Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21

443,000

150,000

Citigroup, Inc., VAR, 5.950%, 01/30/23 (m) (x)

152,812

67,094

Continental Airlines, 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22 (m)

75,904

250,000

Del Monte Corp., 7.625%, 02/15/19

259,375

500,000

DISH DBS Corp., 6.750%, 06/01/21

556,250

200,000

DJO Finance LLC/DJO Finance Corp., 8.750%, 03/15/18

220,750

First Data Corp.,

250,000

6.750%, 11/01/20 (e)

256,562

250,000

PIK, 8.750%, 01/15/22 (e)

259,375

300,000

GCI, Inc., 8.625%, 11/15/19

317,250

100,000

General Electric Capital Corp., VAR, 6.250%, 12/15/22 (m) (x)

109,783

400,000

HCA, Inc., 7.500%, 02/15/22

460,000

50,000

JC Penney Corp., Inc., 6.375%, 10/15/36

37,625

400,000

Level 3 Financing, Inc., 8.125%, 07/01/19

436,000

200,000

MetLife, Inc., 6.400%, 12/15/36 (m)

216,217

500,000

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 9.000%, 04/15/19

530,000

250,000

Sabre, Inc., 8.500%, 05/15/19 (e)

272,500

200,000

Sealed Air Corp., 8.375%, 09/15/21 (e)

228,000

SEE NOTES
TO FINANCIAL STATEMENTS.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — Continued

United States –– Continued

350,000

Tenet Healthcare Corp., 8.000%, 08/01/20

382,375

75,000

Spectrum Brands, Inc., 9.500%, 06/15/18

85,031

500,000

Sprint Capital Corp., 8.750%, 03/15/32

587,500

200,000

UCI International, Inc., 8.625%, 02/15/19

204,500

250,000

United Rentals North America, Inc., 8.250%, 02/01/21

283,438

500,000

Valeant Pharmaceuticals International, 7.000%, 10/01/20 (e)

545,625

9,019,415

Total Corporate Bonds (Cost $17,974,209)

18,398,024

Foreign Government Securities — 10.4%

Belarus — 0.5%

125,000

Republic of Belarus, 8.750%, 08/03/15 (m)

129,531

France — 1.9%

EUR 369,000

Government of France, 4.000%, 10/25/14 (m)

511,833

Mexico — 2.9%

MXN 8,000,000

Mexican Bonos, Series M, 7.750%, 11/13/42 (m)

771,895

Paraguay — 0.7%

200,000

Republic of Paraguay, 4.625%, 01/25/23 (e) (m)

199,000

Romania — 0.6%

150,000

Republic of Romania, 4.375%, 08/22/23 (e) (m)

147,253

Russia — 1.0%

RUB 7,500,000

Russian Federation, 7.600%, 07/20/22 (m)

260,461

South Africa — 2.8%

Republic of South Africa,

ZAR 6,400,000

Series R209, 6.250%, 03/31/36 (m)

563,125

ZAR 1,400,000

7.750%, 02/28/23 (m)

166,629

729,754

Total Foreign Government Securities (Cost $2,745,327)

2,749,727

SHARES

SECURITY DESCRIPTION

VALUE

Preferred Stocks — 1.6%

United States — 1.6%

3,000

Discover Financial Services, Series B, 6.500%, 12/01/17 ($ 25 par value) @ (m)

76,380

6,000

Goldman Sachs Group, Inc. (The), 5.950%, 11/10/17 ($ 25 par value) @ (m)

150,060

8,000

Public Storage, Series V, 5.375%, 09/20/17 ($ 25 par value) @ (m)

203,520

Total Preferred Stocks (Cost $425,000)

429,960

Short-Term Investment — 1.2%

Investment Company — 1.2%

329,604

JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $329,604)

329,604

Total Investments — 99.3% (Cost $25,775,648)

26,366,028

Other Assets in Excess of Liabilities — 0.7%

169,430

NET ASSETS — 100.0% $

26,535,458

Percentages indicated are based on net assets.

SEE NOTES
TO FINANCIAL STATEMENTS.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

Futures Contracts

NUMBER OF CONTRACTS

DESCRIPTION

EXPIRATION DATE

NOTIONAL VALUE AT 02/28/13

NET UNREALIZED APPRECIATION (DEPRECIATION)

Short Futures Outstanding

(2)

Euro Bund

03/07/13

(378,584
)

(30
)

(13)

10 Year U.S. Treasury Note

06/19/13

(1,710,109
)

(27
)

(57
)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY

CURRENCY

COUNTERPARTY

SETTLEMENT DATE

SETTLEMENT VALUE

VALUE AT 02/28/13

NET UNREALIZED APPRECIATION (DEPRECIATION)

3,297,283

CNY

State Street Bank & Trust

04/11/13

524,293

528,541

4,248

169,714

EUR

Citibank, N.A.

04/11/13

222,099

221,634

(465
)

255,576

EUR

Credit Suisse International

04/11/13

343,086

333,764

(9,322
)

13,884,375

INR†

State Street Bank & Trust

04/12/13

258,170

252,966

(5,204
)

280,855,475

KRW†

State Street Bank & Trust

04/11/13

257,311

258,750

1,439

793,865

MYR†

Credit Suisse International

04/11/13

254,762

256,186

1,424

10,678,435

PHP†

Credit Suisse International

04/11/13

262,628

262,592

(36
)

7,839,660

RUB†

Credit Suisse International

04/11/13

258,121

254,244

(3,877
)

310,845

ZAR

Goldman Sachs International

04/11/13

34,419

34,300

(119
)

2,414,889

2,402,977

(11,912
)

CONTRACTS TO SELL

CURRENCY

COUNTERPARTY

SETTLEMENT DATE

SETTLEMENT VALUE

VALUE AT 02/28/13

NET UNREALIZED APPRECIATION (DEPRECIATION)

364,000

EUR

Citibank, N.A.

04/11/13

481,313

475,357

5,956

4,724,323

EUR

Societe Generale

04/11/13

6,387,602

6,169,613

217,989

70,557

GBP

Credit Suisse International

04/11/13

108,917

107,016

1,901

874,930

GBP

Westpac Banking Corp.

04/11/13

1,363,139

1,327,028

36,111

7,839,660

RUB†

Credit Suisse International

04/11/13

255,989

254,244

1,745

3,411,917

ZAR

TD Bank Financial Group

04/11/13

379,891

376,484

3,407

8,976,851

8,709,742

267,109

SEE NOTES
TO FINANCIAL STATEMENTS.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CMO

—

Collateralized Mortgage Obligation

CNY

—

Chinese Yuan

EUR

—

Euro

GBP

—

British Pound

IF

—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of February 28, 2013. The rate may be subject to a cap and floor.

IO

—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

INR

—

Indian Rupee

KRW

—

Korean Republic Won

MXN

—

Mexican Peso

MYR

—

Malaysian Ringgit

PHP

—

Philippine Peso

PIK

—

Payment-in-Kind

Reg. S

—

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REMIC

—

Real Estate Mortgage Investment Conduit

RUB

—

Russian Ruble

SUB

—

Step-Up Bond. The interest rate shown is the rate in effect as of February 28, 2013.

TRY

—

Turkish Lira

VAR

—

Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2013.

ZAR

—

South African Rand

†

—

Non-deliverable forward.

@

—

The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of February 28, 2013.

(b)

—

Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)

—

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(l)

—

The rate shown is the current yield as of February 28, 2013.

(m)

—

All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(x)

—

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 28, 2013.

SEE NOTES
TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2013 (Unaudited)

Global Bond Opportunities Fund

ASSETS:

Investments in non-affiliates, at value

$
26,036,424

Investments in affiliates, at value

329,604

Total investment securities, at value

26,366,028

Cash

161,475

Foreign currency, at value

6,018

Receivables:

Investment securities sold

223,518

Interest and dividends from non-affiliates

406,104

Dividends from affiliates

47

Unrealized appreciation on forward foreign currency exchange contracts

274,220

Deferred offering costs

14,390

Total Assets

27,451,800

LIABILITIES:

Payables:

Investment securities purchased

820,289

Variation margin on futures contracts

57

Unrealized depreciation on forward foreign currency exchange contracts

19,023

Accrued liabilities:

Investment advisory fees

8,991

Administration fees

1,500

Shareholder servicing fees

3,031

Distribution fees

40

Custodian and accounting fees

13,161

Trustees’ and Chief Compliance Officer’s fees

37

Audit fees

43,668

Other

6,545

Total Liabilities

916,342

Net Assets

$
26,535,458

SEE NOTES TO
FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2013 (Unaudited) (continued)

Global Bond Opportunities Fund

NET ASSETS:

Paid-in-Capital

$
25,432,530

Accumulated undistributed net investment income

208,998

Accumulated net realized gains (losses)

52,536

Net unrealized appreciation (depreciation)

841,394

Total Net Assets

$
26,535,458

Net Assets:

Class A

$
53,007

Class C

52,905

Class R6

53,110

Select Class

26,376,436

Total

$
26,535,458

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):

Class A

5,080

Class C

5,072

Class R6

5,088

Select Class

2,527,011

Net Asset Value (a):

Class A — Redemption price per share

$
10.43

Class C — Offering price per share (b)

10.43

Class R6 — Offering and redemption price per share

10.44

Select Class — Offering and redemption price per share

10.44

Class A maximum sales charge

3.75
%

  Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]

$
10.84

Cost of investments in non-affiliates

$
25,446,044

Cost of investments in affiliates

329,604

Cost of foreign currency

6,018

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED FEBRUARY 28, 2013 (Unaudited)

Global Bond Opportunities Fund(a)

INVESTMENT INCOME:

Interest income from non-affiliates

$
710,867

Dividend income from non-affiliates

10,515

Dividend income from affiliates

1,198

Foreign taxes withheld

(144
)

Total investment income

722,436

EXPENSES:

Investment advisory fees

68,549

Administration fees

10,668

Distribution fees:

Class A

62

Class C

187

Shareholder servicing fees:

31,096

Class A

62

Class C

62

Select Class

30,972

Custodian and accounting fees

21,796

Interest expense to affiliates

153

Professional fees

51,119

Trustees’ and Chief Compliance Officer’s fees

142

Printing and mailing costs

1,734

Registration and filing fees

150

Transfer agent fees

3,290

Offering costs

13,548

Other

2,723

Total expenses

205,217

Less amounts waived

(81,190
)

Less expense reimbursements

(43,119
)

Net expenses

80,908

Net investment income (loss)

641,528

REALIZED/UNREALIZED GAINS (LOSSES):

Net realized gain (loss) on transactions from:

Investments in non-affiliates

273,247

Futures

(889
)

Foreign currency transactions

(219,822
)

Net realized gains (losses)

52,536

Change in net unrealized appreciation/depreciation of:

Investments in non-affiliates

590,380

Futures

(57
)

Foreign currency translations

251,071

Change in net unrealized appreciation/depreciation

841,394

Net realized/unrealized gains (losses)

893,930

Change in net assets resulting from operations

1,535,458

(a)
Commencement of operations was September 4, 2012.

SEE NOTES
TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD INDICATED (Unaudited)

Global Bond Opportunities
Fund

Period
Ended 2/28/2013(a)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)

$
641,528

Net realized gain (loss)

52,536

Change in net unrealized appreciation/depreciation

841,394

Change in net assets resulting from operations

1,535,458

DISTRIBUTIONS TO SHAREHOLDERS:

Class A

From net investment income

(820
)

Class C

From net investment income

(739
)

Class R6

From net investment income

(896
)

Select Class

From net investment income

(430,075
)

Total distributions to shareholders

(432,530
)

CAPITAL TRANSACTIONS:

Change in net assets resulting from capital transactions

25,432,530

NET ASSETS:

Change in net assets

26,535,458

Beginning of period

—

End of period

$
26,535,458

Accumulated undistributed net investment income

$
208,998

(a)
Commencement of operations was September 4, 2012.

SEE NOTES
TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD INDICATED (Unaudited)

Global
Bond Opportunities Fund

Period Ended 2/28/2013(a)

CAPITAL TRANSACTIONS:

Class A

Proceeds from shares issued

$
50,000

Distributions reinvested

820

Change in net assets resulting from Class A capital transactions

$
50,820

Class C

Proceeds from shares issued

$
50,000

Distributions reinvested

739

Change in net assets resulting from Class C capital transactions

$
50,739

Class R6

Proceeds from shares issued

$
50,000

Distributions reinvested

896

Change in net assets resulting from Class R6 capital transactions

$
50,896

Select Class

Proceeds from shares issued

$
24,850,000

Distributions reinvested

430,075

Change in net assets resulting from Select Class capital transactions

$
25,280,075

Total change in net assets resulting from capital transactions

$
25,432,530

SHARE TRANSACTIONS:

Class A

Issued

5,000

Reinvested

80

Change in Class A Shares

5,080

Class C

Issued

5,000

Reinvested

72

Change in Class C Shares

5,072

Class R6

Issued

5,000

Reinvested

88

Change in Class R6 Shares

5,088

Select Class

Issued

2,485,000

Reinvested

42,011

Change in Select Class Shares

2,527,011

(a)
Commencement of operations was September 4, 2012.

SEE NOTES
TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

Per share operating performance

Ratios/Supplemental data

Investment operations

Distributions

Ratios to average net assets (a)

Net asset value, beginning of period

Net investment income (loss)

Net realized and
unrealized gains (losses) on investments

Total from investment operations

Net investment income

Net asset value, end of period

Total return (excludes sales charge) (b)(c)

Net assets, end of period

Net expenses (d)

Net investment income (loss)

Expenses without waivers, reimbursements and earnings credits

Portfolio turnover rate (b)(e)

Global Bond Opportunities Fund

Class A

September 4, 2012 (f) through February 28, 2013 (Unaudited)

$
10.00

$
0.23

$
0.36

$
0.59

$
(0.16
)

$
10.43

5.97
%

$
53,007

0.89
% (g)

4.70
% (g)

1.83
(g)

48
%

Class C

September 4, 2012 (f) through February 28, 2013 (Unaudited)

10.00

0.22

0.36

0.58

(0.15
)

10.43

5.81

52,905

1.30
(g)

4.49
(g)

2.34
(g)

48

Class R6

September 4, 2012 (f) through February 28, 2013 (Unaudited)

10.00

0.26

0.36

0.62

(0.18
)

10.44

6.23

53,110

0.50
(g)

5.29
(g)

1.34
(g)

48

Select Class

September 4, 2012 (f) through February 28, 2013 (Unaudited)

10.00

0.25

0.36

0.61

(0.17
)

10.44

6.16

26,376,436

0.65
(g)

5.14
(g)

1.59
(g)

48

(a)
Annualized for periods less than one year.

(b)
Not annualized for periods less than one year.

(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)
Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.

(e)
Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

(f)
Commencement of operations.

(g)
Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2013.

SEE NOTES TO
FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2013 (Unaudited)

1.
Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a
Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

Classes Offered

Diversified/Non-Diversified

Global Bond Opportunities Fund

Class A, Class C, Class R6 and Select Class

Non-Diversified

The investment objective of the Fund is to seek to provide total return.

The Fund commenced operations on September 4, 2012. Currently, the Fund is not publicly offered for investment.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge
(“CDSC”). No sales charges are assessed with respect to the Class R6 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a
CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed
income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers.
The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American,
Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Securities or other assets for which market
quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management,
Inc. (the “Administrator”, or “JPMFM”, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of
JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”)
and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the
estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact
Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are
as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•

Level 1 — quoted prices in active markets for identical securities

•

  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”):

Level 1 Quoted prices

Level 2 Other significant
observable inputs

Level 3 Significant
unobservable inputs

Total

Investments in Securities

Preferred Stocks

United States

$
429,960

$
—

$
—

$
429,960

Debt Securities

Asset-Backed Securities

—

553,457

1,550,081

2,103,538

Collateralized Mortgage Obligations

Agency CMO

United States

—

348,753

472,940

821,693

Non-Agency CMO

Italy

—

—

134,014

134,014

Spain

—

300,122

—

300,122

United States

—

237,084

—

237,084

Total Collateralized Mortgage Obligations

—

885,959

606,954

1,492,913

Commercial Mortgage-Backed Securities

Ireland

—

744,491

—

744,491

United States

—

—

117,771

117,771

Total Commercial Mortgage-Backed Securities

—

744,491

117,771

862,262

Corporate Bonds

Bermuda

—

229,500

—

229,500

Brazil

—

401,500

—

401,500

Cayman Islands

—

436,500

—

436,500

Chile

—

207,000

—

207,000

Denmark

—

145,085

—

145,085

Dominican Republic

—

149,250

—

149,250

France

—

279,388

—

279,388

Germany

—

493,419

—

493,419

Level 1 Quoted prices

Level 2 Other significant
observable inputs

Level 3 Significant
unobservable inputs

Total

Ireland

—

549,395

—

549,395

Luxembourg

—

1,797,028

—

1,797,028

Mexico

—

221,500

—

221,500

Netherlands

—

631,959

—

631,959

South Africa

—

144,263

—

144,263

Spain

—

143,937

—

143,937

Sweden

—

287,604

—

287,604

Switzerland

—

281,476

—

281,476

Turkey

—

643,977

—

643,977

United Kingdom

—

2,335,828

—

2,335,828

United States

—

8,943,511

75,904

9,019,415

Total Corporate Bonds

—

18,322,120

75,904

18,398,024

Foreign Government Securities

$
—

$
2,749,727

$
—

$
2,749,727

Short-Term Investment

Investment Company

329,604

—

—

329,604

Total Investments in Securities

$
759,564

$
23,255,754

$
2,350,710
*

$
26,366,028

Appreciation in Other Financial Instruments

Forward Foreign Currency Exchange Contracts

$
—

$
274,220

$
—

$
274,220

Depreciation in Other Financial Instruments

Forward Foreign Currency Exchange Contracts

$
—

$
(19,023
)

$
—

$
(19,023
)

Futures Contracts

(57
)

—

—

(57
)

Total Depreciation in Other Financial Instruments

$
(57
)

$
(19,023
)

$
—

$
(19,080
)

*
Level 3 securities are valued by brokers and pricing services. At February 28, 2013, the value of these securities was $2,350,710.

The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended February 28, 2013.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Balance as of 9/4/12*

Realized gain (loss)

Change in unrealized appreciation (depreciation)

Net
accretion (amortization)

Purchases[1]

Sales[2]

Transfers into Level 3

Transfers out of Level 3

Balance as of
02/28/13

Investments in Securities

Asset-Backed Securities — United States

$
—

$
—

$
98,373

$
3,526

$
1,601,861

$
(153,679
)

$
—

$
—

$
1,550,081

Collateralized Mortgage Obligations

—

—

Agency CMO — United States

—

—

(23,885
)

(2,737
)

525,586

(26,024
)

—

—

472,940

Non-Agency CMO — Italy

—

—

(2,541
)

122

136,433

—

—

—

134,014

Commercial Mortgage-Backed Securities — United States

—

—

(428
)

—

118,199

—

—

—

117,771

Corporate Bonds — United States

—

—

(584
)

—

76,488

—

—

75,904

Total

$
—

$
—

$
70,935

$
911

$
2,458,567

$
(179,703
)

$
—

$
—

$
2,350,710

*
Commencement of operations

[1]
  Purchases include
all purchases of securities and securities received in corporate actions.

[2]
  Sales include all
sales of securities, maturities, paydowns and securities tendered in corporate actions.

The change in unrealized appreciation (depreciation) attributable to securities owned at February 28,
2013, which were valued using significant unobservable inputs (Level 3) amounted to $70,935. This amount is included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statement of Operations.

B. Restricted and Illiquid Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). An illiquid security is a security which cannot be disposed of promptly
(within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund. As of
February 28, 2013, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.

C. Futures Contracts — The Fund uses treasury, index or other financial futures contracts to gain or reduce exposure to the stock and bond markets, maintain liquidity and minimize transactions costs. The Fund also buys futures contracts to immediately invest incoming cash in the market or sells futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.
Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the SOI and cash deposited is recorded on the
Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The table below discloses the volume of the Fund’s futures contracts activity during the period ended February 28, 2013:

Futures Contracts:

Average Notional Balance Long

$
167,909
(a)

Average Notional Balance Short

2,088,693
(b)

Ending Notional Balance Long

—

Ending Notional Balance Short

2,088,693

(a)
For the period November 1, 2012 through January 31, 2013.

(b)
For the period February 1, 2013 through February 28, 2013.

D. Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency.
Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

The table below discloses the volume of the Fund’s forward foreign currency exchange contracts activity during the period ended February 28, 2013:

Forward Foreign Currency Exchange Contracts:

Average Settlement Value Purchased

$
3,670,822

Average Settlement Value Sold

10,032,988

Ending Settlement Value Purchased

2,414,889

Ending Settlement Value Sold

8,976,851

E. Summary of Derivatives Information — The following table presents the value of derivatives held as of
February 28, 2013, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities:

Derivative Contract

Statement of Assets and Liabilities Location

Future Contracts (a)

Forward Foreign Currency
Exchange Contracts

Assets:

Interest rate contracts

Receivables, Net Assets — Unrealized Appreciation

$
—

$
—

Foreign exchange contracts

Receivables

—

274,220

Total

$
—

$
274,220

Liabilities:

Interest rate contracts

Payables, Net Assets — Unrealized Depreciation

$
(57
)

$
—

Foreign exchange contracts

Payables

—

(19,023
)

Total

$
(57
)

$
(19,023
)

(a)
This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the SOI. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers.

The following tables present the effect of derivatives on the
Statement of Operations for the period ended February 28, 2013, by primary underlying risk exposure:

  Amount of Realized Gain (Loss) on Derivatives Recognized in
Income

Derivative Contract

Futures Contracts

Forward Foreign Currency
Exchange Contracts

Total

Interest rate contracts

$
(889
)

$
—

$
(889
)

Foreign exchange contracts

—

(270,951
)

(270,951
)

Total

$
(889
)

$
(270,951
)

$
(271,840
)

  Amount of Change in Unrealized Appreciation (Depreciation) on
Derivatives Recognized in Income

Derivative Contract

Futures Contracts

Forward Foreign Currency
Exchange Contracts

Total

Interest rate contracts

$
(57
)

$
—

$
(57
)

Foreign exchange contracts

—

255,197

255,197

Total

$
(57
)

$
255,197

$
255,140

The Fund’s derivatives contracts held at February 28, 2013 are not accounted for as hedging instruments under
GAAP.

F. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statement of Operations.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, purchase of foreign currency in certain countries (such as Brazil) that impose a tax on such purchases, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

G. Offering and Organizational Costs — Total offering costs of $27,938 incurred in connection with the offering of shares of the Fund are amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund, if any, were recorded as an expense at the time it commenced operations and are included as part of Professional fees in the Statement of Operations.

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

I. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day, except that each class separately bears expenses related specifically to that class.

J. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of February 28, 2013, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, Management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

K. Foreign Taxes
— The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

L. Distributions to Shareholders —
Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses.
Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP.
To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, JPMIM supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.55% of the Fund’s average daily net assets.

The Advisor
waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fees — Pursuant to an
Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the period ended February 28, 2013, the annualized effective rate was 0.09% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the
Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the
Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares. The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund in
accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and
Class C Shares, respectively.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A
Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the period ended February 28, 2013, the Distributor did not retain a front-end sales charge or CDSC.

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the
Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly at an annual rate of 0.25% for Class A, Class C and Select Class Shares.

The Distributor has entered into
shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as
outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund.
The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The Fund earns interest on uninvested cash balances held by the custodian. Such interest amounts are presented separately in the Statement of Operations.

Interest income, if any, earned on cash balances at the custodian, is included as Interest income from affiliates in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included as Interest expense to affiliates in the Statement of Operations.

F. Waivers and Reimbursements — The
Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A

Class C

Class R6

Select Class

0.90
%

1.30
%

0.50
%

0.65
%

The expense limitation agreement was in effect for the period ended February 28, 2013. The contractual expense limitation percentages in the table above are in place until at least December 31, 2013.

For the period ended February 28, 2013,
the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and reimbursed expenses in future years.

Contractual Waivers

Investment Advisory

Administration

Shareholder Servicing

Total

Contractual Reimbursements

$
59,114

$
9,168

$
12,464

$
80,746

$
43,119

Additionally, the Fund may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver is voluntary.

Waivers resulting from investments in these money market funds for the period ended February 28, 2013 were $444.

G. Other — Certain officers of the Trust are affiliated with the Advisor, the
Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the period ended February 28, 2013, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the
Advisor.

The Fund may use related party broker-dealers. For the period ended February 28, 2013, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the
period ended February 28, 2013, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)

Sales (excluding
U.S. Government)

$
36,646,156

$
11,721,773

During the period ended February 28, 2013, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2013 were as follows:

Aggregate Cost

Gross Unrealized Appreciation

Gross Unrealized Depreciation

Net Unrealized Appreciation (Depreciation)

$
25,554,425

$
771,992

$
181,612

$
590,380

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Fund may get carried forward indefinitely and retain their character as short-term and/or long-term losses.

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an
Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the
Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because it is an investment company in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing.
This agreement has been extended until November 11, 2013.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2013, or at any time during the period then ended.

Interest expense paid, if any,
as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statement of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund
enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Fund’s
shares are currently held by the Fund’s Advisor.

The Fund is subject to management risk and may not achieve its objective if the
Advisor’s expectations regarding particular securities or markets are not met. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economics results of those issuing the securities.

The Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the period. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

As of February 28, 2013, a significant portion of the Fund’s net assets consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund is also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Fund such as swap and option contracts, credit linked notes, exchange-traded notes, forward foreign currency exchange contracts and To-Be-Announced securities.

The Fund is subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The Fund’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of less political, social or economic instability in these markets may have disruptive effects on the market prices of the Fund’s investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

As of February 28, 2013, the Fund invested approximately 48.0% of its total investments in the United States.

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period,
September 1, 2012, and continued to hold your shares at the end of the reporting period, February 28, 2013.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’
actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
The examples also assume all dividends and distributions have been reinvested.

Beginning Account
Value, September 1, 2012

Ending Account Value February 28, 2013

Expenses Paid During
the Period

Annualized Expense Ratio

Global Bond Opportunities

Fund

Class A

Actual*

$
1,000.00

$
1,059.70

$
4.44

089
%

Hypothetical**

1,000.00

1,020.38

4.46

0.89

Class C

Actual*

1,000.00

1,058.10

6.49

1.30

Hypothetical**

1,000.00

1,018.35

6.51

1.30

Class R6

Actual*

1,000.00

1,062.30

2.50

0.50

Hypothetical**

1,000.00

1,022.32

2.51

0.50

Select Class

Actual*

1,000.00

1,061.60

3.25

0.65

Hypothetical**

1,000.00

1,021.57

3.26

0.65

*
Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 178/365 (to reflect the actual period). The Fund commenced operations on September 4, 2012.

**
Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

The Board of Trustees meets
regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering approvals of initial advisory agreements for new funds. At their May 2012 in-person meeting, the Trustees, including a majority of the
Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the initial advisory agreement or any of their affiliates (“Independent Trustees”), approved the initial investment advisory agreement (the
“New Advisory Agreement”) for the Fund whose semi-annual report is contained herein.

In connection with the approval of the New
Advisory Agreement, the Trustees reviewed written materials prepared by the Advisor and received oral presentations from Advisor personnel. Prior to voting, the Trustees reviewed the proposed approval of the New Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approvals. The Trustees also discussed the proposed approvals in an executive session with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the New Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Advisor from the
Fund under the New Advisory Agreement was fair and reasonable and that the initial approval of the New Advisory Agreement was in the best interests of the Fund and its potential shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

In connection with the
approval of the New Advisory Agreement, the Trustees considered the materials furnished specifically in connection with these approval items, as well as other relevant information furnished throughout the year and the Trustees’ experience with the Advisor and its services. The Trustees considered the background and experience of the Advisor’s senior management and investment personnel, as well as the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Trustees also considered the investment strategy and investment process for the Fund, and the infrastructure supporting the portfolio management team. In addition, the Trustees considered information about the structure and distribution strategy of the Fund, how it fits within the J.P. Morgan Funds lineup, and how it will be positioned against identified peers.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the J.P. Morgan Funds gained from their experience as Trustees of the J.P. Morgan
Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the J.P. Morgan Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to questions or concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the J.P. Morgan Funds.

Based on
these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services to be provided to the Fund by the Advisor.

Fall-Out Benefits

The Trustees reviewed
information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the J.P. Morgan Funds. The Board considered that the Advisor stated that it does not intend to use third-party soft dollar arrangements with respect to securities transactions it executes for the Fund.

The Trustees also considered
that JPMorgan Funds Management, Inc. (“JPMFM”) and JPMorgan Distribution Services, Inc. (“JPMDS”), affiliates of the Advisor, will earn fees from the Fund for providing administrative and shareholder services. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting and other related services. The Trustees also considered that any fall-out benefits would be comparable to those related to the other actively managed funds in the complex and were consistent with the process of approving advisory agreements for new funds.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of non-money market fund assets excluding certain funds-of-funds, as applicable, advised by the Advisor, and that the Fund would benefit from that breakpoint. With regard to the New Advisory Agreement, the Trustees found that, with the adoption of a contractual cap on total expenses, shareholders would benefit from expected economies of scale that would be expected to result from growth of assets before that growth occurred.

Investment Performance

The Trustees
considered the Fund’s investment strategy and process, portfolio management team and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.

Advisory Fees and Expense Ratios

The
Trustees considered the contractual advisory fee rate that will be paid by the Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the
Fund. The Trustees recognized that Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other projected expenses and the expense ratios for the Fund. The Trustees considered the projected fee waiver and/or expense reimbursement arrangements proposed for the Fund and considered the net advisory fee rate after taking into account any projected waivers and/or reimbursements. The
Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The Trustees noted that the Fund’s estimated net advisory fees and total expenses, which were considered on a class-by-class basis, were in line with identified peer funds. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan
Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact
JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at
www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the
report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is
“independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15
U.S.C.
 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose
the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR
240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in
 Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in
 Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form
N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
(17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits
listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or
amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:

/s/ Patricia A. Maleski

Patricia A. Maleski

President and Principal Executive Officer

May 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Patricia A. Maleski

Patricia A. Maleski

President and Principal Executive Officer

May 6, 2013

By:

/s/ Joy C. Dowd

Joy C. Dowd

Treasurer and Principal Financial Officer

May 6, 2013